                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the NYSE Arca Tech 100 Index and the S&P 500(R) Index from 7/31/99 (the first month-end after inception) through 8/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN TECHNOLOGY
                                                          FUND              NYSE ARCA TECH 100 INDEX        S&P 500(R) INDEX
                                                  ---------------------     ------------------------        ----------------
7/99                                                     9426.00                    10000.00                    10000.00
                                                        10343.00                    10513.40                     9950.00
                                                        10676.00                    10525.80                     9677.00
                                                        12324.00                    11145.30                    10290.00
                                                        14630.00                    12750.80                    10499.00
                                                        18935.00                    16302.80                    11117.00
                                                        19065.00                    15949.40                    10559.00
                                                        26509.00                    19587.30                    10359.00
                                                        23870.00                    19488.50                    11372.00
                                                        20593.00                    18247.90                    11030.00
                                                        17889.00                    16681.20                    10804.00
                                                        21213.00                    18472.50                    11070.00
                                                        20472.00                    17230.40                    10897.00
8/00                                                    24815.00                    19627.80                    11573.00
                                                        23657.00                    17421.30                    10962.00
                                                        19704.00                    16293.70                    10915.00
                                                        13407.00                    13618.70                    10055.00
                                                        14009.00                    13659.00                    10104.00
                                                        13259.00                    15393.30                    10463.00
                                                         8231.00                    12584.10                     9509.00
                                                         6491.00                    11105.90                     8906.00
                                                         7583.00                    12913.30                     9598.00
                                                         6880.00                    12444.60                     9663.00
                                                         6676.00                    12172.00                     9427.00
                                                         5824.00                    11537.40                     9335.00
8/01                                                     5083.00                    10608.30                     8750.00
                                                         3694.00                     8674.40                     8044.00
                                                         4306.00                    10043.40                     8197.00
                                                         4963.00                    11400.10                     8827.00
                                                         4972.00                    11529.40                     8904.00
                                                         4963.00                    11471.20                     8774.00
                                                         4231.00                    10532.80                     8606.00
                                                         4824.00                    11492.30                     8929.00
                                                         4241.00                    10154.60                     8388.00
                                                         3889.00                     9745.25                     8326.00
                                                         3333.00                     8613.36                     7733.00
                                                         2898.00                     7605.24                     7131.00
8/02                                                     2685.00                     7507.46                     7177.00
                                                         2259.00                     6469.16                     6397.00
                                                         2630.00                     7546.20                     6960.00
                                                         3028.00                     8617.38                     7370.00
                                                         2537.00                     7686.75                     6937.00
                                                         2537.00                     7616.31                     6755.00
                                                         2630.00                     7660.75                     6654.00
                                                         2583.00                     7654.55                     6719.00
                                                         2843.00                     8338.81                     7272.00
                                                         3167.00                     9365.88                     7655.00
                                                         3167.00                     9430.95                     7753.00
                                                         3370.00                     9953.21                     7890.00
8/03                                                     3639.00                    10587.50                     8043.00
                                                         3444.00                    10339.60                     7958.00
                                                         3907.00                    11153.70                     8408.00
                                                         4000.00                    11366.00                     8482.00
                                                         3954.00                    11694.60                     8927.00
                                                         3954.00                    12311.70                     9091.00
                                                         3944.00                    12195.90                     9217.00
                                                         3870.00                    11979.00                     9078.00
                                                         3769.00                    11502.90                     8936.00
                                                         3954.00                    11981.50                     9058.00
                                                         4065.00                    12334.00                     9234.00
                                                         3694.00                    11311.00                     8929.00
8/04                                                     3593.00                    10924.60                     8965.00
                                                         3806.00                    11409.10                     9062.00
                                                         4028.00                    11948.50                     9200.00
                                                         4231.00                    12602.00                     9573.00
                                                         4370.00                    13065.80                     9898.00
                                                         4102.00                    12426.80                     9657.00
                                                         4111.00                    12461.20                     9860.00
                                                         3981.00                    12159.80                     9686.00
                                                         3917.00                    11761.00                     9502.00
                                                         4222.00                    12627.70                     9804.00
                                                         4185.00                    12502.80                     9818.00
                                                         4481.00                    13517.60                    10184.00
8/05                                                     4528.00                    13561.40                    10091.00
                                                         4574.00                    13728.40                    10172.00
                                                         4500.00                    13391.50                    10003.00
                                                         4769.00                    14096.20                    10381.00
                                                         4759.00                    14027.30                    10385.00
                                                         4972.00                    14634.70                    10660.00
                                                         4917.00                    14588.60                    10688.00
                                                         4926.00                    14662.10                    10822.00
                                                         4880.00                    14645.80                    10967.00
                                                         4481.00                    13622.80                    10651.00
                                                         4380.00                    13151.30                    10666.00
                                                         4250.00                    12910.80                    10731.00
8/06                                                     4454.00                    13514.20                    10987.00
                                                         4574.00                    13900.50                    11270.00
                                                         4676.00                    14378.00                    11637.00
                                                         4815.00                    14778.80                    11858.00
                                                         4731.00                    14683.40                    12025.00
                                                         4787.00                    14957.60                    12206.00
                                                         4759.00                    14807.10                    11968.00
                                                         4750.00                    14786.70                    12102.00
                                                         4981.00                    15653.60                    12638.00
                                                         5139.00                    15943.40                    13079.00
                                                         5167.00                    15859.50                    12861.00
                                                         5185.00                    15717.10                    12463.00
8/07                                                     5324.00                    15861.90                    12649.00

                              A SHARES               B SHARES                C SHARES
                            since 7/26/99          since 7/26/99          since 7/26/99
-------------------------------------------------------------------------------------------
                                      W/MAX                  W/MAX                   W/MAX
                                      5.75%                  5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES    SALES     W/O SALES    SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception            -6.60%     -7.29%      -7.32%     -7.32%      -7.35%      -7.35%
5-year                     14.67      13.30       13.75      13.57       13.75       13.75
1-year                     19.54      12.75       18.46      13.46       18.46       17.46
-------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The NYSE Arca Tech 100 Index is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on U.S. exchanges. The Pacific Stock Exchange Technology Index changed its name to The NYSE Arca Tech 100 Index in April of 2006. The Standard & Poor's 500(R) Index is generally representative of the U.S. stock market. These indices do not include any expenses, fees or sales charges, which would lower performance. These indices are unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

For the 12-month period ended August 31, 2007, the technology sector outperformed the broad market (as measured by the S&P 500(R) Index), despite some periods of significant volatility. At the beginning of the reporting period, the technology sector benefited from the strong retail sales in personal computers and related items during the back-to-school season. However, the surge in consumer spending that helped the sector during the third quarter considerably diminished as unexpectedly inconsistent retail sales for tech goods over the fourth quarter culminated in disappointing retail sales for the holiday season. Moreover, investors became cautious about the direction of the domestic economy, particularly with regard to biotechnology and health care sciences, following the results of the mid-term elections in which the Democratic Party won the majority in both the House of Representatives and the Senate. These factors, along with reports that second quarter 2006 gross domestic product
(GDP) growth data was revised lower, and third quarter GDP growth data was less than expected, further dampened investors' enthusiasm for the technology sector toward the year's end.

By January, however, positive pre-earnings announcements and solid earnings news on several key tech companies helped to spark a rally within the technology sector that carried through February. This recovery was abruptly halted by the sell-off in the Chinese stock market on February 27th, which caused a ripple of anxiety across the global markets and prompted investors to withdraw from technology stocks in favor of more defensive holdings. This retreat was short-lived, though, and by March the sector once again regained the ground it had lost. At that point, investors began to focus their attention on larger growth companies and, as a result, the technology sector continued to produce strong results through the end of the reporting period.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Technology Fund outperformed the NYSE Arca Tech 100 Index and the S&P 500(R) Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

-------------------------------------------------------------------------
                                      NYSE ARCA        S&P 500(R)
      CLASS A   CLASS B   CLASS C   TECH 100 INDEX       INDEX

      19.54%    18.46%    18.46%        17.37%           15.13%
-------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Among the most significant contributors to the Fund's relative performance were stock selection in and an overweight allocation to the semiconductor segment, which benefited from merger and acquisitions activity, strong sales in personal computers, and a positive product cycle. The Fund's exposure to communications equipment stocks also helped overall performance, as this segment greatly profited from increased demand for new equipment (e.g., switches and routers) that would allow web sites to more easily provide streaming video to end users. The computer hardware segment did well due to the Fund's investment in companies that provide storage for updated video modules, and firms that offered "virtual servers" (i.e., a third-party server with the capacity to take the place of multiple servers). Additionally, the computer hardware segment gained from the strong personal computer sales and related retail items during the period, and this in turn helped to bolster the Fund's relative performance.

Although almost every segment of the technology sector positively contributed to the Fund's overall performance, still there were a few detractors. For instance, stock selection in the application software segment turned out to be disadvantageous to relative returns, as the Fund sold two holdings that had been lagging but then unexpectedly appreciated later in the period. Additionally, the Fund's lack of exposure to a biotechnology firm that was recently acquired, as well as our avoidance of an electric components and equipments company that saw strong gains, also hurt relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 8/31/07
Apple Computer, Inc.                                              4.6%
EMC Corp.                                                         4.2
Google, Inc., Class A                                             4.0
Cisco Systems, Inc.                                               3.8
QUALCOMM, Inc.                                                    3.8
IBM Corp.                                                         3.0
Research In Motion Ltd.                                           3.0
Lockheed Martin Corp.                                             2.8
McAfee, Inc.                                                      2.8
Juniper Networks, Inc.                                            2.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
Communications Equipment                                            19.5%
Semiconductors                                                      14.1
Computer Hardware                                                   12.1
Application Software                                                 8.7
Internet Software & Services                                         6.9
Computer Storage & Peripherals                                       6.8
Systems Software                                                     6.5
Aerospace & Defense                                                  6.4
Biotechnology                                                        5.0
Semiconductor Equipment                                              4.7
Data Processing & Outsourced Services                                3.5
Internet Retail                                                      3.4
Home Entertainment Software                                          1.4
Life Sciences Tools & Services                                       1.0
                                                                   -----
Total Long-Term Investments                                        100.0
Repurchase Agreements                                                0.2
                                                                   -----
Total Investments                                                  100.2
Liabilities in Excess of Other Assets                               (0.2)
                                                                   -----
Net Assets                                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $1,118.68          $11.43
  Hypothetical................................     1,000.00         1,014.42           10.87
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,113.64           15.56
  Hypothetical................................     1,000.00         1,010.49           14.80
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,111.34           15.49
  Hypothetical................................     1,000.00         1,010.54           14.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, 2.92% and 2.91%, for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  100.0%
AEROSPACE & DEFENSE  6.4%
Goodrich Corp. .............................................    60,000    $  3,789,600
Lockheed Martin Corp. ......................................    60,000       5,948,400
Raytheon Co. ...............................................    60,000       3,680,400
                                                                          ------------
                                                                            13,418,400
                                                                          ------------
APPLICATION SOFTWARE  8.7%
Adobe Systems, Inc. (a).....................................    65,000       2,778,750
Amdocs Ltd. (Guernsey) (a)..................................    65,000       2,294,500
Autodesk, Inc. (a)..........................................    60,000       2,779,200
Citrix Systems, Inc. (a)....................................    60,000       2,181,000
Cognos, Inc. (Canada) (a)...................................    50,000       2,001,500
SAP AG--ADR (Germany).......................................    65,000       3,514,550
Synopsys, Inc. (a)..........................................   100,000       2,732,000
                                                                          ------------
                                                                            18,281,500
                                                                          ------------
BIOTECHNOLOGY  5.0%
Celgene Corp. (a)...........................................    65,000       4,173,650
Genentech, Inc. (a).........................................    45,000       3,366,450
Gilead Sciences, Inc. (a)...................................    80,000       2,909,600
                                                                          ------------
                                                                            10,449,700
                                                                          ------------
COMMUNICATIONS EQUIPMENT  19.5%
Ciena Corp. (a).............................................    75,000       2,841,000
Cisco Systems, Inc. (a).....................................   250,000       7,980,000
Corning, Inc. ..............................................   240,000       5,608,800
Juniper Networks, Inc. (a)..................................   175,000       5,761,000
Nokia Oyj--ADR (Finland)....................................    75,000       2,466,000
QUALCOMM, Inc. .............................................   200,000       7,978,000
Research In Motion Ltd. (Canada) (a)........................    75,000       6,405,750
Riverbed Technology, Inc. (a)...............................    50,000       2,220,000
                                                                          ------------
                                                                            41,260,550
                                                                          ------------
COMPUTER HARDWARE  12.1%
Apple Computer, Inc. (a)....................................    70,000       9,693,600
Dell, Inc. (a)..............................................   150,000       4,237,500
Hewlett-Packard Co. ........................................   105,000       5,181,750
IBM Corp. ..................................................    55,000       6,417,950
                                                                          ------------
                                                                            25,530,800
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  6.8%
EMC Corp. ..................................................   450,000       8,847,000
Network Appliance, Inc. (a).................................    70,000       1,950,200
SanDisk Corp. (a)...........................................    65,000       3,643,900
                                                                          ------------
                                                                            14,441,100
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  3.5%
Automatic Data Processing, Inc. ............................    60,000       2,744,400
DST Systems, Inc. (a).......................................    60,000       4,587,600
                                                                          ------------
                                                                             7,332,000
                                                                          ------------
HOME ENTERTAINMENT SOFTWARE  1.4%
Electronic Arts, Inc. (a)...................................    55,000       2,911,700
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTERNET RETAIL  3.4%
Amazon.com, Inc. (a)........................................    65,000    $  5,194,150
Priceline.com, Inc. (a).....................................    25,000       2,074,500
                                                                          ------------
                                                                             7,268,650
                                                                          ------------
INTERNET SOFTWARE & SERVICES  6.9%
eBay, Inc. (a)..............................................   135,000       4,603,500
Google, Inc., Class A (a)...................................    16,500       8,501,625
Yahoo!, Inc. (a)............................................    60,000       1,363,800
                                                                          ------------
                                                                            14,468,925
                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES  1.0%
Thermo Fisher Scientific, Inc. (a)..........................    40,000       2,169,200
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  4.7%
Applied Materials, Inc. ....................................    70,000       1,495,200
KLA-Tencor Corp. ...........................................    60,000       3,448,200
Lam Research Corp. (a)......................................    60,000       3,217,800
MEMC Electronic Materials, Inc. (a).........................    30,000       1,842,600
                                                                          ------------
                                                                            10,003,800
                                                                          ------------
SEMICONDUCTORS  14.1%
Altera Corp. ...............................................    60,000       1,428,600
Analog Devices, Inc. .......................................    65,000       2,397,200
Broadcom Corp., Class A (a).................................    75,000       2,587,500
Cypress Semiconductor Corp. (a).............................    60,000       1,502,400
Intel Corp. ................................................   185,000       4,763,750
Intersil Corp., Class A.....................................    70,000       2,332,400
Marvell Technology Group Ltd. (Bermuda) (a).................   170,000       2,816,900
Maxim Integrated Products, Inc. ............................    65,000       1,950,650
National Semiconductor Corp. ...............................   125,000       3,290,000
NVIDIA Corp. (a)............................................    45,000       2,302,200
Texas Instruments, Inc. ....................................   130,000       4,451,200
                                                                          ------------
                                                                            29,822,800
                                                                          ------------
SYSTEMS SOFTWARE  6.5%
BMC Software, Inc. (a)......................................    65,000       1,990,300
McAfee, Inc. (a)............................................   165,000       5,898,750
Oracle Corp. (a)............................................   175,000       3,549,000
Symantec Corp. (a)..........................................   100,000       1,881,000
VMware, Inc., Class A (a)...................................     5,800         399,562
                                                                          ------------
                                                                            13,718,612
                                                                          ------------

TOTAL LONG TERM INVESTMENTS  100.0%
  (Cost $165,547,672)..................................................    211,077,737
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.2%
Citigroup Global Markets, Inc. ($151,816 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.25%, dated 08/31/07, to be sold on 09/04/07 at $151,905)...........   $    151,816
Banc of America Securities ($170,794 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 08/31/07, to be sold on 09/04/07 at $170,894)...........        170,794
State Street Bank & Trust Co. ($184,390 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.83%, dated 08/31/07, to be sold on 09/04/07 at $184,489)...........        184,390
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $507,000)......................................................        507,000
                                                                          ------------

TOTAL INVESTMENTS  100.2%
  (Cost $166,054,672)..................................................    211,584,737
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................       (451,129)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $211,133,608
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $166,054,672).......................  $   211,584,737
Cash........................................................              434
Receivables:
  Investments Sold..........................................        3,389,674
  Dividends.................................................          165,100
  Fund Shares Sold..........................................           78,821
  Interest..................................................               72
Other.......................................................           88,630
                                                              ---------------
    Total Assets............................................      215,307,468
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        2,768,382
  Distributor and Affiliates................................          439,491
  Fund Shares Repurchased...................................          265,091
  Investment Advisory Fee...................................          157,198
Trustees' Deferred Compensation and Retirement Plans........          143,773
Accrued Expenses............................................          399,925
                                                              ---------------
    Total Liabilities.......................................        4,173,860
                                                              ---------------
NET ASSETS..................................................  $   211,133,608
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 1,685,318,585
Net Unrealized Appreciation.................................       45,530,065
Accumulated Net Investment Loss.............................         (125,597)
Accumulated Net Realized Loss...............................   (1,519,589,445)
                                                              ---------------
NET ASSETS..................................................  $   211,133,608
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $102,881,464 and 17,907,636 shares of
    beneficial interest issued and outstanding).............  $          5.75
    Maximum sales charge (5.75%* of offering price).........             0.35
                                                              ---------------
    Maximum offering price to public........................  $          6.10
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $90,337,109 and 16,745,630 shares of
    beneficial interest issued and outstanding).............  $          5.39
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,915,035 and 3,321,044 shares of
    beneficial interest issued and outstanding).............  $          5.39
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,526)......  $ 1,033,060
Interest....................................................       35,940
                                                              -----------
    Total Income............................................    1,069,000
                                                              -----------
EXPENSES:
Transfer Agent Fees.........................................    2,174,228
Investment Advisory Fee.....................................    2,000,272
Distribution (12b-1) and Service Fees
  Class A...................................................      239,625
  Class B...................................................    1,048,105
  Class C...................................................      215,918
Reports to Shareholders.....................................      196,749
Professional Fees...........................................       65,808
Accounting and Administrative Expenses......................       56,421
Registration Fees...........................................       50,479
Custody.....................................................       30,389
Trustees' Fees and Related Expenses.........................       28,807
Other.......................................................       24,958
                                                              -----------
    Total Expenses..........................................    6,131,759
    Investment Advisory Fee Reduction.......................      110,018
    Less Credits Earned on Cash Balances....................       10,744
                                                              -----------
    Net Expenses............................................    6,010,997
                                                              -----------
NET INVESTMENT LOSS.........................................  $(4,941,997)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $31,711,247
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   33,510,816
  End of the Period.........................................   45,530,065
                                                              -----------
Net Unrealized Appreciation During the Period...............   12,019,249
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $43,730,496
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $38,788,499
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2007    AUGUST 31, 2006
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................   $ (4,941,997)      $ (6,089,606)
Net Realized Gain.........................................     31,711,247         24,035,473
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     12,019,249        (21,901,770)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     38,788,499         (3,955,903)
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     25,894,506         24,438,947
Cost of Shares Repurchased................................    (86,687,899)       (77,038,236)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (60,793,393)       (52,599,289)
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS..............................    (22,004,894)       (56,555,192)
NET ASSETS:
Beginning of the Period...................................    233,138,502        289,693,694
                                                             ------------       ------------
End of the Period (Including accumulated net investment
  loss of $125,597 and $105,685, respectively)............   $211,133,608       $233,138,502
                                                             ============       ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS A SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.81    $ 4.89    $ 3.88    $ 3.93    $ 2.90
                                             ------    ------    ------    ------    ------
  Net Investment Loss (a)..................    (.09)     (.09)     (.08)     (.09)     (.08)
  Net Realized and Unrealized Gain.........    1.03       .01      1.09       .04      1.11
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........     .94      (.08)     1.01      (.05)     1.03
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $ 5.75    $ 4.81    $ 4.89    $ 3.88    $ 3.93
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  19.54%    -1.64%    26.03%    -1.27%    35.52%
Net Assets at End of the Period (In
  millions)................................  $102.9    $ 98.0    $113.1    $108.7    $125.3
Ratio of Expenses to Average Net Assets*...   2.27%     2.26%     2.42%     2.34%     2.88%
Ratio of Net Investment Loss to Average Net
  Assets*..................................  (1.78%)   (1.79%)   (1.72%)   (2.13%)   (2.73%)
Portfolio Turnover.........................    113%       88%       93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   2.32%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets............................  (1.83%)      N/A       N/A       N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS B SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.55    $ 4.66    $ 3.73    $ 3.81    $ 2.83
                                             ------    ------    ------    ------    ------
  Net Investment Loss (a)..................    (.13)     (.12)     (.11)     (.12)     (.10)
  Net Realized and Unrealized Gain.........     .97       .01      1.04       .04      1.08
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........     .84      (.11)      .93      (.08)      .98
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $ 5.39    $ 4.55    $ 4.66    $ 3.73    $ 3.81
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  18.46%    -2.36%    24.93%    -2.10%    34.63%
Net Assets at End of the Period (In
  millions)................................  $ 90.3    $111.2    $144.8    $146.7    $172.7
Ratio of Expenses to Average Net Assets*...   3.04%     3.03%     3.19%     3.11%     3.65%
Ratio of Net Investment Loss to Average Net
  Assets*..................................  (2.56%)   (2.56%)   (2.49%)   (2.91%)   (3.50%)
Portfolio Turnover.........................    113%       88%       93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   3.09%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets............................  (2.61%)      N/A       N/A       N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS C SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.55    $ 4.66    $ 3.73    $ 3.81    $ 2.83
                                             ------    ------    ------    ------    ------
  Net Investment Loss (a)..................    (.13)     (.12)     (.11)     (.12)     (.10)
  Net Realized and Unrealized Gain.........     .97       .01      1.04       .04      1.08
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........     .84      (.11)      .93      (.08)      .98
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $ 5.39    $ 4.55    $ 4.66    $ 3.73    $ 3.81
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  18.46%    -2.36%    24.93%    -2.10%    34.63%
Net Assets at End of the Period (In
  millions)................................  $ 17.9    $ 24.0    $ 31.8    $ 34.7    $ 43.4
Ratio of Expenses to Average Net Assets*...   3.05%     3.03%     3.19%     3.11%     3.66%
Ratio of Net Investment Loss to Average Net
  Assets*..................................  (2.57%)   (2.56%)   (2.49%)   (2.91%)   (3.51%)
Portfolio Turnover.........................    113%       88%       93%      180%      152%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................   3.10%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets............................  (2.61%)      N/A       N/A       N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of August 31, 2007, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $28,714,570. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $1,519,589,447, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$   91,462,594...............................................   August 31, 2009
 1,245,430,493...............................................   August 31, 2010
   182,696,360...............................................   August 31, 2011

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $166,054,672
                                                                ============
Gross tax unrealized appreciation...........................    $ 48,301,174
Gross tax unrealized depreciation...........................      (2,771,109)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 45,530,065
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no taxable distributions paid during the years ended August 31, 2007 and 2006.

    Permanent differences primarily due to a net operating loss resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED LOSS      CAPITAL
  $4,922,085          $3,175        $(4,925,260)

    As of August 31, 2007, there were no distributable earnings on a tax basis.

F. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $10,744 as a result of credits earned on cash balances.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    For the year ended August 31, 2007, the Adviser waived approximately $110,000 of its advisory fees. Effective June 1, 2007, the Adviser has agreed to waive all expenses prospectively in excess of 1.95% of Class A average daily net assets, 2.70% of Class B average daily net assets and 2.70% of Class C average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $5,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $58,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $1,790,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $75,521 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $58,794.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $36,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $116,000. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2007 and 2006, transactions were as follows:

                                              FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          AUGUST 31, 2007                AUGUST 31, 2006
                                    ---------------------------    ---------------------------
                                      SHARES          VALUE          SHARES          VALUE
Sales:
  Class A.........................    3,799,287    $ 20,809,366      3,324,841    $ 16,835,782
  Class B.........................      839,824       4,172,437      1,297,719       6,241,526
  Class C.........................      178,795         912,703        282,088       1,361,639
                                    -----------    ------------    -----------    ------------
Total Sales.......................    4,817,906    $ 25,894,506      4,904,648    $ 24,438,947
                                    ===========    ============    ===========    ============
Repurchases:
  Class A.........................   (6,286,810)   $(33,022,140)    (6,080,559)   $(30,518,899)
  Class B.........................   (8,546,160)    (42,999,217)    (7,938,518)    (37,822,805)
  Class C.........................   (2,131,579)    (10,666,542)    (1,829,337)     (8,696,532)
                                    -----------    ------------    -----------    ------------
Total Repurchases.................  (16,964,549)   $(86,687,899)   (15,848,414)   $(77,038,236)
                                    ===========    ============    ===========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $2,400, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $250,137,812 and $314,664,593, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $28,055,300 and $232,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN TECHNOLOGY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Technology Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Technology Fund (one of the Funds constituting the Van Kampen Equity Trust II (the "Fund")) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Technology Fund of the Van Kampen Equity Trust II at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 16, 2007

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza-Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

VAN KAMPEN TECHNOLOGY FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN TECHNOLOGY FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1999  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                  77, 177, 277
                                                                 TECHANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03923P-Y08/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the MSCI All Country World Free Index ex-USA from 9/30/01 (the first month-end after inception) through 8/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN INTERNATIONAL       MSCI ALL COUNTRY WORLD FREE INDEX
                                                                      ADVANTAGE FUND                         EX-USA
                                                                 ------------------------       ---------------------------------
9/01                                                                     9428.04                            10000.00
                                                                         9658.67                            10280.40
                                                                        10064.60                            10749.70
                                                                        10136.90                            10887.80
                                                                         9689.56                            10420.50
                                                                         9784.74                            10494.70
                                                                        10308.20                            11059.80
                                                                        10346.30                            11125.60
                                                                        10479.60                            11237.90
                                                                        10089.30                            10748.50
                                                                         9032.80                             9699.81
8/02                                                                     8985.21                             9698.19
                                                                         8023.87                             8668.09
                                                                         8499.78                             9132.40
                                                                         8890.03                             9570.41
                                                                         8538.26                             9260.32
                                                                         8080.86                             8934.36
                                                                         7867.40                             8751.64
                                                                         7755.59                             8575.58
                                                                         8589.09                             9393.52
                                                                         9137.97                             9983.86
                                                                         9392.09                            10254.90
                                                                         9676.70                            10526.20
8/03                                                                     9991.80                            10838.20
                                                                        10093.50                            11139.30
                                                                        10672.80                            11860.90
                                                                        10835.50                            12117.30
                                                                        11547.00                            13041.10
                                                                        11801.10                            13248.90
                                                                        11994.20                            13583.30
                                                                        11963.70                            13661.00
                                                                        11547.00                            13226.90
                                                                        11557.20                            13257.10
                                                                        11679.10                            13538.90
                                                                        11130.20                            13141.40
8/04                                                                    11038.80                            13244.50
                                                                        11252.20                            13667.80
                                                                        11709.60                            14142.50
                                                                        12461.80                            15119.90
                                                                        12927.50                            15767.80
                                                                        12724.80                            15494.00
                                                                        13258.10                            16254.00
                                                                        12852.80                            15807.10
                                                                        12543.50                            15401.80
                                                                        12490.20                            15483.80
                                                                        12575.50                            15768.60
                                                                        13076.80                            16347.80
8/05                                                                    13396.80                            16761.00
                                                                        13823.50                            17622.10
                                                                        13610.10                            16979.40
                                                                        13876.80                            17545.90
                                                                        14512.60                            18388.30
                                                                        15393.80                            19667.70
                                                                        15393.80                            19607.30
                                                                        15883.40                            20168.20
                                                                        16623.10                            21195.50
                                                                        15502.60                            20196.80
                                                                        15285.00                            20168.00
                                                                        15306.80                            20370.30
8/06                                                                    15796.30                            20941.20
                                                                        15992.20                            20950.70
                                                                        16623.10                            21801.80
                                                                        17482.60                            22587.40
                                                                        18098.80                            23289.10
                                                                        18505.60                            23372.80
                                                                        18283.70                            23512.00
                                                                        18924.80                            24163.50
                                                                        19701.50                            25265.70
                                                                        20256.30                            25929.80
                                                                        20207.00                            26141.40
                                                                        20059.10                            26062.20
8/07                                                                    20071.40                            25655.00

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 9/26/01        since 9/26/01        since 9/26/01      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         14.01%     12.88%    13.20%     13.20%    13.38%     13.38%      21.12%

5-year                  17.44      16.05     16.63      16.47     16.85      16.85          --

1-year                  27.06      19.73     26.13      21.13     26.08      25.08       27.37
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of
1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free Index ex-USA is representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

International markets performed well for the 12-month period ended August 31, 2007, although conditions turned volatile toward the end of the period. International stocks rallied strongly through year end 2006, following the U.S. Federal Open Market Committee's (the "Fed") decision to discontinue increasing the target federal funds rate starting that August. Despite a disruption by a temporary but sharp decline in China's stock market in February, the international markets continued to climb in the first few months of 2007 amid positive investor sentiment, ongoing global merger and acquisition activity and particular strength in the European economies. However, in the second quarter, looming trouble in the U.S. subprime mortgage sector roiled markets worldwide as investors remained uncertain as to how deeply these real estate woes would dampen U.S. economic growth.

For the period overall, international market performance was driven largely by Asian markets and commodity-oriented markets (which are primarily in emerging countries), while Japan continued to lag. The weakness of the U.S. dollar relative to major currencies (with the yen a notable exception) further bolstered the performance of international equities.

PERFORMANCE ANALYSIS

All share classes of Van Kampen International Advantage Fund outperformed the MSCI AC World Free Index ex-USA for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

----------------------------------------------------------------------------
                                                 MSCI AC WORLD FREE
      CLASS A   CLASS B   CLASS C   CLASS I         INDEX EX-USA

      27.06%.   26.13%    26.08%    27.37%             22.51%
----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund employs a bottom-up investment process that seeks opportunities on a stock-by-stock basis; therefore, all broad country and sector weightings are a result of these individual bottom-up stock selections and not active top-down allocations. As such, we seek to add the most value through individual security selection. From a country perspective, the stocks that contributed most significantly to relative performance were selections in the U.K., Singapore and

Hong Kong. From a sector perspective, the Fund benefited from our selection in health care, industrials and information technology stocks. While we pay less attention to top-down asset allocation, we believe it's worth noting that the Fund's underweight to Japan and overweights to Singapore and Spain, as well as underweights in energy and financials and an overweight in industrials also contributed positively to relative returns.

The Fund's sector allocations, which are a reflection of where we have found the most attractive individual stock opportunities, did not fare so well, however. An overweight in the health care sector and underweights in the materials and telecommunication services sectors detracted from relative performance. Other negative influences during the period included underweights to Brazil, Sweden and Finland and security selection in Germany, Japan and Spain.

Finally, some additional factors helped shape the Fund's performance during the period. For the 12-month period overall, value stocks outperformed growth stocks, which slightly hampered the Fund's progress, given our focus on investing in growth-oriented stocks. Conversely, the Fund's exposure to the emerging markets and to small-capitalization stocks were notable tailwinds, as these segments of the international markets performed well during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 8/31/2007
Telefonica, SA                                                    3.1%
Esprit Holdings, Ltd.                                             3.1
UniCredito Italiano S.p.A.                                        2.9
NII Holdings, Inc., Class B                                       2.9
SunOpta, Inc.                                                     2.8
Standard Chartered PLC                                            2.8
Cosco Corp., Ltd.                                                 2.7
Li & Fung, Ltd.                                                   2.7
Shire PLC                                                         2.6
Fresenius, AG                                                     2.5

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/07
United Kingdom                                                   17.7%
Germany                                                          10.9
Bermuda                                                          10.2
Spain                                                             7.0
Singapore                                                         6.8
Switzerland                                                       5.4
Greece                                                            4.1
Australia                                                         3.8
Mexico                                                            3.8
Japan                                                             3.2
Italy                                                             2.9
United States                                                     2.9
Canada                                                            2.8
South Africa                                                      2.8
Netherlands                                                       2.2
Israel                                                            2.2
China                                                             2.1
Ireland                                                           2.0
France                                                            1.5
India                                                             1.1
Sweden                                                            1.0
Republic of China (Taiwan)                                        0.8
                                                                -----
Total Long-Term Investments                                      97.2%
Repurchase Agreements                                             2.6
Total Investments                                                99.8
                                                                -----
Foreign Currency                                                  0.3
Liabilities in Excess of Other Assets                            (0.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $1,097.77          $8.72
  Hypothetical................................     1,000.00         1,016.89           8.39
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,093.86          12.67
  Hypothetical................................     1,000.00         1,013.11          12.18
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,093.52          12.66
  Hypothetical................................     1,000.00         1,013.11          12.18
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,099.80           7.41
  Hypothetical................................     1,000.00         1,018.15           7.12
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, 2.40%, 2.40% and 1.40% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  97.2%
AUSTRALIA  3.8%
A.B.C. Learning Centres, Ltd. ..............................    688,173    $  3,874,645
Computershare, Ltd. ........................................    449,500       3,813,199
                                                                           ------------
                                                                              7,687,844
                                                                           ------------
BERMUDA  10.2%
Axis Capital Holdings, Ltd. ................................     77,144       2,784,899
Esprit Holdings, Ltd. ......................................    416,411       6,134,237
Li & Fung, Ltd. ............................................  1,442,000       5,365,585
MF Global, Ltd. (a).........................................     99,700       2,685,918
Willis Group Holdings, Ltd. ................................     91,300       3,551,570
                                                                           ------------
                                                                             20,522,209
                                                                           ------------
CANADA  2.8%
SunOpta, Inc. (a)...........................................    430,110       5,578,527
                                                                           ------------

CHINA  2.1%
China Shenhua Energy Co. ...................................    983,000       4,278,829
                                                                           ------------

FRANCE  1.5%
Ipsen, SA...................................................     57,600       3,028,758
                                                                           ------------

GERMANY  10.9%
adidas-Salomon, AG..........................................     80,564       4,742,187
Fresenius, AG...............................................     70,700       5,099,399
Hypo Real Estate Holding, AG................................     64,169       3,531,591
United Internet, AG.........................................    212,716       4,082,547
Wirecard, AG (a)............................................    324,094       4,492,916
                                                                           ------------
                                                                             21,948,640
                                                                           ------------
GREECE  4.1%
Cosmote Mobile Telecommunications, SA.......................    123,959       3,844,723
EFG Eurobank Ergasias, SA...................................    126,949       4,311,662
EFG Eurobank Ergasias, SA--Rights (a).......................    126,949         136,620
                                                                           ------------
                                                                              8,293,005
                                                                           ------------
INDIA  1.1%
ACC, Ltd. ..................................................     83,700       2,189,837
                                                                           ------------

IRELAND  2.0%
ICON PLC--ADR (a)...........................................     87,200       3,983,296
                                                                           ------------

ISRAEL  2.2%
Teva Pharmaceutical Industries Ltd.--ADR....................    101,368       4,358,824
                                                                           ------------

ITALY  2.9%
UniCredito Italiano S.p.A. .................................    685,008       5,874,302
                                                                           ------------

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
JAPAN  3.2%
DAITO Trust Construction Co., Ltd. .........................     95,900    $  4,555,273
OSG Corp. ..................................................    151,000       1,883,213
                                                                           ------------
                                                                              6,438,486
                                                                           ------------
MEXICO  3.8%
Fomento Economico Mexicano, SA de CV, Class B--ADR..........    103,050       3,590,262
Grupo Aeroportuario del Sureste, SA de CV, Class B--ADR.....     80,600       4,000,984
                                                                           ------------
                                                                              7,591,246
                                                                           ------------
NETHERLANDS  2.2%
QIAGEN N.V. (a).............................................    264,590       4,503,322
                                                                           ------------

REPUBLIC OF CHINA (TAIWAN)  0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR...........    151,114       1,499,051
                                                                           ------------

SINGAPORE  6.8%
Cosco Corp., Ltd. ..........................................  1,665,959       5,496,059
Flextronics International Ltd. (a)..........................    311,183       3,544,374
Singapore Airlines, Ltd. ...................................    363,000       4,516,738
                                                                           ------------
                                                                             13,557,171
                                                                           ------------
SOUTH AFRICA  2.8%
Aspen Pharmacare Holdings, Ltd. (a).........................    585,300       2,905,383
Pretoria Portland Cement Co., Ltd. .........................    413,310       2,621,038
                                                                           ------------
                                                                              5,526,421
                                                                           ------------
SPAIN  7.0%
Banco Bilbao Vizcaya Argentaria, SA.........................     98,502       2,271,261
Banco Santander Central Hispano, SA.........................    142,300       2,603,014
Industria de Diseno Textil, SA..............................     50,203       2,952,060
Telefonica, SA..............................................    252,964       6,300,494
                                                                           ------------
                                                                             14,126,829
                                                                           ------------
SWEDEN  1.0%
ORC Software, AB............................................     86,450       1,990,352
                                                                           ------------

SWITZERLAND  5.4%
Kudelski, SA................................................     71,500       2,236,738
Lonza Group, AG.............................................     43,600       4,276,884
UBS, AG.....................................................     80,743       4,219,270
                                                                           ------------
                                                                             10,732,892
                                                                           ------------
UNITED KINGDOM  17.7%
BlueBay Asset Management PLC (a)............................    280,900       2,404,357
Intertek Group PLC..........................................    207,553       4,115,689
KKR Private Equity Investor LP..............................    121,936       2,318,584
Man Group PLC...............................................    359,602       3,590,961
RAB Capital PLC.............................................  1,845,567       3,694,100
Regus Group PLC.............................................  1,345,511       3,643,804

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
SABMiller PLC...............................................    184,000    $  5,068,994
Shire PLC...................................................    197,428       5,156,088
Standard Chartered PLC......................................    179,408       5,546,962
                                                                           ------------
                                                                             35,539,539
                                                                           ------------
UNITED STATES  2.9%
NII Holdings, Inc., Class B (a).............................     73,488       5,818,780
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $153,404,539)...................................................    195,068,160
                                                                           ------------

REPURCHASE AGREEMENTS  2.6%
Banc of America Securities ($1,790,134 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 08/31/07, to be sold on 09/04/07 at $1,791,188)..........      1,790,134
Citigroup Global Markets, Inc. ($1,591,230 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.25%, dated 08/31/07, to be sold on 09/04/07 at $1,592,158)..........      1,591,230
State Street Bank & Trust Co. ($1,932,636 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.83%, dated 08/31/07, to be sold on 09/04/07 at $1,933,674)..........      1,932,636
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,314,000).....................................................      5,314,000
                                                                           ------------

TOTAL INVESTMENTS  99.8%
  (Cost $158,718,539)...................................................    200,382,160
FOREIGN CURRENCY  0.3%
  (Cost $505,264).......................................................        503,938
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)...........................       (200,882)
                                                                           ------------

NET ASSETS  100.0%......................................................   $200,685,216
                                                                           ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $149,031,733 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks...........................................  $ 20,743,821       10.3%
Pharmaceuticals.............................................    15,449,053        7.7
Wireless Telecommunication Services.........................     9,663,503        4.8
Asset Management & Custody Banks............................     9,603,644        4.8
Apparel Retail..............................................     9,086,298        4.5
Diversified Commercial & Professional Services..............     8,608,604        4.3
Life Sciences Tools & Services..............................     8,486,618        4.2
Integrated Telecommunication Services.......................     6,300,494        3.1
Packaged Foods & Meats......................................     5,578,527        2.8
Marine......................................................     5,496,059        2.7
Distributors................................................     5,365,585        2.7
Health Care Equipment.......................................     5,099,399        2.6
Brewers.....................................................     5,068,994        2.5
Construction Materials......................................     4,810,876        2.4
Apparel, Accessories & Luxury Goods.........................     4,742,187        2.4
Homebuilding................................................     4,555,273        2.3
Airlines....................................................     4,516,738        2.3
Coal & Consumable Fuels.....................................     4,278,829        2.1
Specialty Chemicals.........................................     4,276,884        2.1
Diversified Capital Markets.................................     4,219,270        2.1
Internet Software & Services................................     4,082,547        2.0
Airport Services............................................     4,000,984        2.0
Education Services..........................................     3,874,645        1.9
Data Processing & Outsourced Services.......................     3,813,199        1.9
Office Services & Supplies..................................     3,643,805        1.8
Soft Drinks.................................................     3,590,262        1.8
Insurance Brokers...........................................     3,551,570        1.8
Electronic Manufacturing Services...........................     3,544,374        1.8
Thrifts & Mortgage Finance..................................     3,531,591        1.8
Property & Casualty Insurance...............................     2,784,898        1.4
Investment Banking & Brokerage..............................     2,685,918        1.3
Other Diversified Financial Services........................     2,404,357        1.2
Electronic Equipment Manufacturers..........................     2,236,738        1.1
Application Software........................................     1,990,352        1.0
Industrial Machinery........................................     1,883,213        0.9
Semiconductors..............................................     1,499,051        0.8
                                                              ------------       ----
                                                              $195,068,160       97.2%
                                                              ============       ====

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $158,718,539).......................  $200,382,160
Foreign Currency (Cost $505,264)............................       503,938
Cash........................................................           735
Receivables:
  Fund Shares Sold..........................................       303,014
  Dividends.................................................       188,297
  Interest..................................................           755
Other.......................................................        99,014
                                                              ------------
    Total Assets............................................   201,477,913
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       222,190
  Investment Advisory Fee...................................       148,965
  Distributor and Affiliates................................       137,644
Trustees' Deferred Compensation and Retirement Plans........       150,357
Accrued Expenses............................................       133,541
                                                              ------------
    Total Liabilities.......................................       792,697
                                                              ------------
NET ASSETS..................................................  $200,685,216
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $155,598,016
Net Unrealized Appreciation.................................    41,676,010
Accumulated Net Realized Gain...............................     2,797,453
Accumulated Undistributed Net Investment Income.............       613,737
                                                              ------------
NET ASSETS..................................................  $200,685,216
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $144,322,025 and 8,865,623 shares of
    beneficial interest issued and outstanding).............  $      16.28
    Maximum sales charge (5.75%* of offering price).........          0.99
                                                              ------------
    Maximum offering price to public........................  $      17.27
                                                              ============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,467,497 and 1,607,187 shares of
    beneficial interest issued and outstanding).............  $      15.85
                                                              ============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,026,304 and 750,511 shares of
    beneficial interest issued and outstanding).............  $      16.02
                                                              ============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,869,390 and 1,157,106 shares of
    beneficial interest issued and outstanding).............  $      16.31
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $212,734)....  $ 3,294,131
Interest....................................................      221,394
                                                              -----------
  Total Income..............................................    3,515,525
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,565,309
Distribution (12b-1) and Service Fees
  Class A...................................................      308,816
  Class B...................................................      249,718
  Class C...................................................      105,422
Transfer Agent Fees.........................................      331,463
Professional Fees...........................................      143,183
Custody.....................................................       73,236
Accounting and Administrative Expenses......................       71,103
Reports to Shareholders.....................................       57,703
Registration Fees...........................................       53,770
Trustees' Fees and Related Expenses.........................       30,257
Other.......................................................       60,116
                                                              -----------
  Total Expenses............................................    3,050,096
  Less Credits Earned on Cash Balances......................        7,288
                                                              -----------
  Net Expenses..............................................    3,042,808
                                                              -----------
NET INVESTMENT INCOME.......................................  $   472,717
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 3,154,804
  Foreign Currency Transactions.............................      256,637
                                                              -----------
Net Realized Gain...........................................    3,411,441
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    6,606,263
                                                              -----------
  End of the Period:
    Investments.............................................   41,663,621
    Foreign Currency Translation............................       12,389
                                                              -----------
                                                               41,676,010
                                                              -----------
Net Unrealized Appreciation During the Period...............   35,069,747
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $38,481,188
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $38,953,905
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2007    AUGUST 31, 2006
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $    472,717       $    315,700
Net Realized Gain.........................................      3,411,441         25,685,186
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     35,069,747         (5,907,039)
                                                             ------------       ------------
Change in Net Assets from Operations......................     38,953,905         20,093,847
                                                             ------------       ------------

Distributions from Net Investment Income:
  Class A Shares..........................................       (439,652)          (603,288)
  Class B Shares..........................................            -0-            (41,518)
  Class C Shares..........................................            -0-            (19,712)
  Class I Shares..........................................        (72,919)           (86,942)
                                                             ------------       ------------
                                                                 (512,571)          (751,460)
                                                             ------------       ------------

Distributions from Net Realized Gain:
  Class A Shares..........................................    (12,619,640)          (961,822)
  Class B Shares..........................................     (2,850,339)          (308,122)
  Class C Shares..........................................     (1,182,942)           (97,835)
  Class I Shares..........................................     (1,399,962)          (113,443)
                                                             ------------       ------------
                                                              (18,052,883)        (1,481,222)
                                                             ------------       ------------
Total Distributions.......................................    (18,565,454)        (2,232,682)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     20,388,451         17,861,165
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     80,014,314         61,492,469
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................     17,896,028          2,148,504
Cost of Shares Repurchased................................    (57,291,080)       (54,521,153)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     40,619,262          9,119,820
                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS..............................     61,007,713         26,980,985
NET ASSETS:
Beginning of the Period...................................    139,677,503        112,696,518
                                                             ------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $613,737 and $400,775,
  respectively)...........................................   $200,685,216       $139,677,503
                                                             ============       ============

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS A SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $14.52    $12.56    $10.86    $ 9.83    $ 9.43
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................    0.06      0.06      0.13      0.04      0.09
  Net Realized and Unrealized Gain.........    3.64      2.16      2.14      0.99      0.88
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    3.70      2.22      2.27      1.03      0.97
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................    0.07      0.10       -0-       -0-      0.57
  Distributions from Net Realized Gain.....    1.87      0.16      0.57       -0-       -0-
                                             ------    ------    ------    ------    ------
Total Distributions........................    1.94      0.26      0.57       -0-      0.57
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $16.28    $14.52    $12.56    $10.86    $ 9.83
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  27.06%    17.91%    21.36%    10.48%    11.20%
Net Assets at End of the Period (In
  millions)................................  $144.3    $ 97.7    $ 70.3    $ 13.9    $  5.6
Ratio of Expenses to Average Net Assets*...   1.62%     1.65%     1.70%     1.72%     1.75%
Ratio of Net Investment Income to Average
  Net Assets*..............................   0.41%     0.44%     1.08%     0.38%     0.98%
Portfolio Turnover.........................     22%      124%       69%       68%       43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A     1.68%     1.97%     2.86%     4.85%
   Ratio of Net Investment Income/Loss to
     Average Net Assets....................     N/A     0.41%     0.81%    (0.76%)   (2.11%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS B SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $14.22    $12.32    $10.73    $ 9.77    $ 9.38
                                             ------    ------    ------    ------    ------
  Net Investment Income/Loss (a)...........   (0.06)    (0.05)     0.05     (0.03)      -0-(c)
  Net Realized and Unrealized Gain.........    3.56      2.13      2.11      0.99      0.89
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    3.50      2.08      2.16      0.96      0.89
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................     -0-      0.02       -0-       -0-      0.50
  Distributions from Net Realized Gain.....    1.87      0.16      0.57       -0-       -0-
                                             ------    ------    ------    ------    ------
Total Distributions........................    1.87      0.18      0.57       -0-      0.50
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $15.85    $14.22    $12.32    $10.73    $ 9.77
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  26.13%    17.05%    20.57%     9.83%    10.40%
Net Assets at End of the Period (In
  millions)................................  $ 25.5    $ 22.8    $ 25.3    $  2.6    $  1.2
Ratio of Expenses to Average Net Assets*...   2.37%     2.40%     2.41%     2.35%     2.50%
Ratio of Net Investment Income/Loss to
  Average Net Assets*......................  (0.38%)   (0.37%)    0.42%    (0.28%)   (0.02%)
Portfolio Turnover.........................     22%      124%       69%       68%       43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A     2.43%     2.66%     3.30%     5.60%
   Ratio of Net Investment Income/Loss to
     Average Net Assets....................     N/A    (0.40%)    0.17%    (1.23%)   (3.12%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS C SHARES                          -------------------------------------------------------
                                         2007        2006        2005        2004         2003
                                        -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $14.36      $12.45      $10.84      $ 9.77       $ 9.38
                                        ------      ------      ------      ------       ------
  Net Investment Income/Loss (a)......   (0.06)      (0.05)       0.04        0.07          -0-(c)
  Net Realized and Unrealized Gain....    3.59        2.15        2.14        1.00         0.89
                                        ------      ------      ------      ------       ------
Total from Investment Operations......    3.53        2.10        2.18        1.07         0.89
                                        ------      ------      ------      ------       ------
Less:
  Distributions from Net Investment
    Income............................     -0-        0.03         -0-         -0-         0.50
  Distributions from Net Realized
    Gain..............................    1.87        0.16        0.57         -0-          -0-
                                        ------      ------      ------      ------       ------
Total Distributions...................    1.87        0.19        0.57         -0-         0.50
                                        ------      ------      ------      ------       ------
NET ASSET VALUE, END OF THE PERIOD....  $16.02      $14.36      $12.45      $10.84       $ 9.77
                                        ======      ======      ======      ======       ======

Total Return* (b).....................  26.08%      17.05%      20.54%(d)   10.95%(d)(e) 10.40%(d)
Net Assets at End of the Period (In
  millions)...........................  $ 12.0      $  8.9      $  7.6      $  1.7       $  0.8
Ratio of Expenses to Average Net
  Assets*.............................   2.37%       2.40%       2.40%(d)    1.77%(d)     2.50%(d)
Ratio of Net Investment Income/Loss to
  Average Net Assets*.................  (0.37%)     (0.34%)      0.34%(d)    0.59%(d)(e)  0.00%(d)
Portfolio Turnover....................     22%        124%         69%         68%          43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...........................     N/A       2.43%       2.67%(d)    2.92%(d)     5.60%(d)
   Ratio of Net Investment Income/Loss
     to Average Net Assets............     N/A      (0.37%)      0.07%(d)   (0.56%)(d)(e) (3.09%)(d)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12B-1 fees of less than 1% (see footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investments Income/Loss to Average Net Assets of 0.31%.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       AUGUST 12, 2005
                                                         AUGUST 31,       (COMMENCEMENT OF
CLASS I SHARES                                        ----------------     OPERATIONS) TO
                                                       2007      2006     AUGUST 31, 2005
                                                      ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $14.54    $12.56         $12.77
                                                      ------    ------         ------
  Net Investment Income (a).........................    0.11      0.08           0.01
  Net Realized and Unrealized Gain/Loss.............    3.63      2.19          (0.22)
                                                      ------    ------         ------
Total from Investment Operations....................    3.74      2.27          (0.21)
                                                      ------    ------         ------
Less:
  Distributions from Net Investment Income..........    0.10      0.13            -0-
  Distributions from Net Realized Gain..............    1.87      0.16            -0-
                                                      ------    ------         ------
Total Distributions.................................    1.97      0.29            -0-
                                                      ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD..................  $16.31    $14.54         $12.56
                                                      ======    ======         ======

Total Return* (b)...................................  27.37%    18.27%         -1.64%**
Net Assets at End of the Period (In millions).......  $ 18.9    $ 10.3         $  9.4
Ratio of Expenses to Average Net Assets*............   1.37%     1.40%          1.40%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   0.68%     0.61%          1.00%
Portfolio Turnover..................................     22%      124%            69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........     N/A     1.43%          1.52%
   Ratio of Net Investment Income to Average Net
     Assets.........................................     N/A     0.58%          0.88%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $158,718,943
                                                              ============
Gross tax unrealized appreciation...........................  $ 44,876,537
Gross tax unrealized depreciation...........................    (3,213,320)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 41,663,217
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $ 1,729,392    $  751,460
  Long-term capital gain....................................   16,836,062     1,481,222
                                                              -----------    ----------
                                                              $18,565,454    $2,232,682
                                                              ===========    ==========

    Permanent differences, primarily due to currency gain/losses, resulted in following reclassifications among the Fund's components of net assets at August 31, 2007:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED GAIN    CAPITAL
        $252,816               $(252,816)      $-0-

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  823,441
Undistributed long-term capital gain........................   2,722,120

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $7,288 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $63,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services, and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $75,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $265,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $90,200 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,162.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $66,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $30,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the year ended August 31, 2007 and the year ended August 31, 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2007               AUGUST 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   4,015,435    $ 61,885,536     3,606,898    $ 49,976,616
  Class B...........................     423,341       6,405,119       486,947       6,706,964
  Class C...........................     204,422       3,165,828       184,504       2,559,330
  Class I...........................     554,601       8,557,831       158,429       2,249,559
                                      ----------    ------------    ----------    ------------
Total Sales.........................   5,197,799    $ 80,014,314     4,436,778    $ 61,492,469
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     870,612    $ 12,667,281       113,732    $  1,516,273
  Class B...........................     187,141       2,664,892        24,867         326,241
  Class C...........................      75,763       1,090,974         7,970         105,604
  Class I...........................     101,229       1,472,881        15,033         200,386
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........   1,234,745    $ 17,896,028       161,602    $  2,148,504
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (2,747,008)   $(42,601,139)   (2,596,444)   $(35,979,865)
  Class B...........................    (608,485)     (9,231,770)     (963,754)    (13,039,564)
  Class C...........................    (148,368)     (2,236,611)     (186,781)     (2,576,197)
  Class I...........................    (207,700)     (3,221,560)     (211,666)     (2,925,527)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (3,711,561)   $(57,291,080)   (3,958,645)   $(54,521,153)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $11,300, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $58,575,580 and $37,521,207, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on foreign currency transactions. As of August 31, 2007 there were no forward foreign currency commitments outstanding.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $154,700 and $11,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

A class action complaint was brought against the Adviser and other defendants relating to the operations of another fund that merged into the Fund in 2004. The complaint generally alleges that the defendants breached their duties of care to long-term shareholders of the merged fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On July 17, 2007, the Court lifted the stay, granted plaintiffs' motion to remand, and remanded the case to State Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen International Advantage Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen International Advantage Fund (one of the Funds constituting the Van Kampen Equity Trust II (the "Fund")) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen International Advantage Fund of the Van Kampen Equity Trust II at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 16, 2007

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza, Suite 100
P. O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, The following information is furnished with respect to distributions paid by the Fund during its taxable year ended August 31, 2007. For corporate shareholders 4% of the distributions qualify for the dividends received deductions. The Fund designated and paid $16,836,062 as a long-term capital gain distributions. The Fund intends to pass through foreign tax credits of $212,734 and has derived gross income from sources within foreign countries amounting to $2,846,360. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,729,392 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 2001  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            185, 285, 385, 687
                                                                   IAANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03993P-Y08/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index from 06/30/05 (the first month-end after inception) through 8/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN AMERICAN FRANCHISE
                                                                            FUND                         S&P 500(R) INDEX
                                                               -----------------------------             ----------------
6/05                                                                       9429.00                           10000.00
                                                                           9676.00                           10371.90
8/05                                                                       9676.00                           10277.20
                                                                           9696.00                           10360.40
                                                                           9553.00                           10187.80
                                                                           9829.00                           10573.00
                                                                           9968.00                           10576.70
                                                                          10131.00                           10856.70
                                                                          10322.00                           10886.10
                                                                          10284.00                           11021.70
                                                                          10389.00                           11169.70
                                                                          10341.00                           10848.20
                                                                          10408.00                           10862.90
                                                                          10599.00                           10929.90
8/06                                                                      10915.00                           11190.00
                                                                          11040.00                           11478.40
                                                                          11346.00                           11852.30
                                                                          11460.00                           12077.70
                                                                          11616.00                           12247.00
                                                                          11790.00                           12432.20
                                                                          11568.00                           12189.10
                                                                          11751.00                           12325.40
                                                                          12060.00                           12871.40
                                                                          12446.00                           13320.60
                                                                          12147.00                           13099.30
                                                                          11626.00                           12693.10
8/07                                                                      11761.00                           12883.40

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 6/23/05        since 6/23/05        since 6/23/05      since 6/23/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         10.16%     7.23%      9.32%     8.08%      9.32%     9.32%       10.39%

1-year                   7.75      1.52       7.01      2.01       6.99      5.99         7.93
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

For the 12 months ended August 31, 2007, the top performing sectors in the S&P 500(R) Index were tobacco, household products and pharmaceuticals. All sectors had positive returns during the period, with the financials, health care and consumer staples sectors gaining the least.

In all market environments, we pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration our strategy has a low correlation to the benchmark S&P 500 Index and the Fund's short-term performance does not follow that of the markets.

PERFORMANCE ANALYSIS

All share classes of Van Kampen American Franchise Fund underperformed the S&P 500(R) Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

--------------------------------------------------------------------
                                                 S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX

       7.75%     7.01%     6.99%     7.93%         15.13%
--------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

On an absolute return basis, the Fund's top five contributing stocks for the period under review were information technology services provider Accenture, radio and advertising company Clear Channel Communications, tobacco giant Altria, consumer food company Cadbury Schweppes and household products company Kimberly-Clark. Because the Fund invests in a small number of holdings, it can be difficult to generalize performance along sector lines. For example, the information technology (IT) and materials sectors were among the Fund's top performing groups during the time period, but performance was driven by a single holding within each sector. In contrast, holdings that detracted from the Fund's absolute return were radio broadcaster Westwood One, pharmaceuticals company Pfizer, motorcycle company Harley-Davidson, wines and spirits producer Brown Forman, and publishing company

McGraw-Hill. On a sector basis, the health care and consumer discretionary sectors added the least to the Fund's performance.

With regard to the underperformance of the Fund relative to the S&P 500 Index over the period under review, it should be noted the investment philosophy of this Fund drives stock selection in sectors that tend to be less cyclical in nature, and performance in the strongly rising market during the last 12 months has been driven principally by stocks within the cyclical sectors. In a period such as this, it would be typical for the Fund to underperform the broad market.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the Fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 8/31/07
Altria Group, Inc.                                                7.9%
Pfizer, Inc.                                                      7.0
Reynolds American, Inc.                                           6.6
Proctor & Gamble Co.                                              5.0
Johnson & Johnson                                                 5.0
Accenture, Ltd., Class A                                          4.9
Cadbury Schweppes PLC                                             4.6
Fortune Brands, Inc.                                              4.6
Harley-Davidson, Inc.                                             4.5
Kellogg Co.                                                       4.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
Tobacco                                                          14.5%
Household Products                                               12.1
Pharmaceuticals                                                  11.9
Packaged Foods & Meats                                           11.4
Publishing                                                        8.1
IT Consulting & Other Services                                    4.9
Housewares & Specialties                                          4.6
Motorcycle Manufacturers                                          4.5
Specialized Consumer Services                                     4.0
Fertilizers & Agricultural Chemicals                              3.0
Personal Products                                                 3.0
Distillers & Vintners                                             2.9
Restaurants                                                       2.6
Health Care Technology                                            2.5
Soft Drinks                                                       2.5
Education Services                                                2.5
Broadcasting & Cable TV                                           1.3
                                                                -----
Total Long-Term Investments                                      96.3
Total Repurchase Agreements                                       4.5
                                                                -----
Total Investments                                               100.8
Foreign Currency                                                  0.2
Liabilities in Excess of Other Assets                            (1.0)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $1,016.68          $6.05
  Hypothetical................................     1,000.00         1,019.21           6.06
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,013.48           9.85
  Hypothetical................................     1,000.00         1,015.43           9.86
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,013.49           9.85
  Hypothetical................................     1,000.00         1,015.43           9.86
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,018.32           4.68
  Hypothetical................................     1,000.00         1,020.57           4.69
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 1.94%, 1.94%, and 0.92% for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser and the subadvisory agreement between the investment adviser and the investment subadviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately. The investment adviser and the investment subadviser are affiliates and the Board of Trustees considered the investment advisory agreement and the subadvisory agreement jointly. References herein to the investment advisory agreement include collectively the investment advisory agreement and the subadvisory agreement and references herein to the investment adviser include collectively the investment adviser and the investment subadviser.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  96.3%
BROADCASTING & CABLE TV  1.3%
Westwood One, Inc. .........................................    2,269,102   $  6,557,705
                                                                            ------------

DISTILLERS & VINTNERS  2.9%
Brown-Forman Corp., Class B.................................      196,528     14,063,544
                                                                            ------------

EDUCATION SERVICES  2.5%
Career Education Corp. (a)..................................      398,779     11,843,736
                                                                            ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  3.0%
Scotts Miracle-Gro Co., Class A.............................      320,286     14,496,144
                                                                            ------------

HEALTH CARE TECHNOLOGY  2.5%
IMS Health, Inc. ...........................................      405,494     12,140,490
                                                                            ------------

HOUSEHOLD PRODUCTS  12.1%
Colgate-Palmolive Co. ......................................      216,710     14,372,207
Kimberly-Clark Corp. .......................................      292,886     20,118,339
Procter & Gamble Co. .......................................      364,756     23,822,215
                                                                            ------------
                                                                              58,312,761
                                                                            ------------
HOUSEWARES & SPECIALTIES  4.6%
Fortune Brands, Inc. .......................................      264,401     21,969,079
                                                                            ------------

IT CONSULTING & OTHER SERVICES  4.9%
Accenture, Ltd., Class A (Bermuda)..........................      566,155     23,331,247
                                                                            ------------

MOTORCYCLE MANUFACTURERS  4.5%
Harley-Davidson, Inc. ......................................      400,071     21,519,819
                                                                            ------------

PACKAGED FOODS & MEATS  11.4%
Cadbury Schweppes PLC (United Kingdom) (GBP)................    1,878,913     22,337,342
Kellogg Co. ................................................      372,166     20,443,079
Nestle, SA (Switzerland) (CHF)..............................       27,595     12,053,570
                                                                            ------------
                                                                              54,833,991
                                                                            ------------
PERSONAL PRODUCTS  3.0%
Estee Lauder Co., Inc., Class A.............................      343,019     14,266,160
                                                                            ------------

PHARMACEUTICALS  11.9%
Johnson & Johnson...........................................      385,302     23,807,811
Pfizer, Inc. ...............................................    1,350,209     33,539,191
                                                                            ------------
                                                                              57,347,002
                                                                            ------------
PUBLISHING  8.1%
McGraw-Hill Co., Inc. ......................................      239,689     12,094,707
New York Times Co., Class A.................................      552,687     12,148,060
Thomson Corp. (Canada)......................................      348,336     14,741,580
                                                                            ------------
                                                                              38,984,347
                                                                            ------------
RESTAURANTS  2.6%
Domino's Pizza, Inc. .......................................      713,776     12,555,320
                                                                            ------------

See Notes to Financial Statements                                             11

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
SOFT DRINKS  2.5%
PepsiCo, Inc. ..............................................      174,787   $ 11,890,760
                                                                            ------------

SPECIALIZED CONSUMER SERVICES  4.0%
Weight Watchers International, Inc. ........................      365,887     19,004,171
                                                                            ------------

TOBACCO  14.5%
Altria Group, Inc. .........................................      546,686     37,945,475
Reynolds American, Inc. ....................................      478,398     31,631,676
                                                                            ------------
                                                                              69,577,151
                                                                            ------------

TOTAL LONG-TERM INVESTMENTS  96.3%
  (Cost $453,873,877)....................................................    462,693,427
                                                                            ------------

REPURCHASE AGREEMENTS  4.5%
Banc of America Securities ($7,213,424 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 08/31/07, to be sold on 09/04/07 at $7,217,672)...........      7,213,424
Citigroup Global Markets, Inc. ($6,411,932 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.25%, dated 08/31/07, to be sold on 09/04/07 at $6,415,672)...........      6,411,932
State Street Bank & Trust Co. ($7,787,644 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.83%, dated 08/31/07, to be sold on 09/04/07 at $7,791,824)...........      7,787,644
                                                                            ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $21,413,000).....................................................     21,413,000
                                                                            ------------

TOTAL INVESTMENTS  100.8%
  (Cost $475,286,877)....................................................    484,106,427
FOREIGN CURRENCY  0.2%
  (Cost $969,853)........................................................        972,100
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%)............................     (4,620,398)
                                                                            ------------

NET ASSETS  100.0%.......................................................   $480,458,129
                                                                            ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $34,390,912 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

CHF--Swiss Franc

GBP--Pound Sterling

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $475,286,877).......................  $484,106,427
Foreign Currency (Cost $969,853)............................       972,100
Cash........................................................           487
Receivables:
  Investments Sold..........................................     4,924,798
  Fund Shares Sold..........................................     1,299,897
  Dividends.................................................     1,209,530
  Interest..................................................         3,042
Other.......................................................        25,994
                                                              ------------
    Total Assets............................................   492,542,275
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    10,792,006
  Fund Shares Repurchased...................................       566,035
  Distributor and Affiliates................................       298,787
  Investment Advisory Fee...................................       285,331
Trustees' Deferred Compensation and Retirement Plans........        37,832
Accrued Expenses............................................       104,155
                                                              ------------
    Total Liabilities.......................................    12,084,146
                                                              ------------
NET ASSETS..................................................  $480,458,129
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $442,508,721
Accumulated Net Realized Gain...............................    18,606,065
Accumulated Undistributed Net Investment Income.............    10,531,164
Net Unrealized Appreciation.................................     8,812,179
                                                              ------------
NET ASSETS..................................................  $480,458,129
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $394,013,491 and 32,321,551 shares of
    beneficial interest issued and outstanding).............  $      12.19
    Maximum sales charge (5.75%* of offering price).........          0.74
                                                              ------------
    Maximum offering price to public........................  $      12.93
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,427,724 and 3,195,031 shares of
    beneficial interest issued and outstanding).............  $      12.03
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $46,382,046 and 3,859,159 shares of
    beneficial interest issued and outstanding).............  $      12.02
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,634,868 and 133,674 shares of
    beneficial interest issued and outstanding).............  $      12.23
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $98,310).....  $16,463,918
Interest....................................................    1,374,635
                                                              -----------
    Total Income............................................   17,838,553
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    3,015,694
Distribution (12b-1) and Service Fees
  Class A...................................................      790,273
  Class B...................................................      321,304
  Class C...................................................      418,973
Transfer Agent Fees.........................................      615,853
Registration Fees...........................................       96,600
Professional Fees...........................................       92,242
Accounting and Administrative Expenses......................       88,058
Reports to Shareholders.....................................       71,266
Custody.....................................................       35,691
Trustees' Fees and Related Expenses.........................       27,563
Other.......................................................       25,376
                                                              -----------
    Total Expenses..........................................    5,598,893
    Less Credits Earned on Cash Balances....................       38,584
                                                              -----------
    Net Expenses............................................    5,560,309
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,278,244
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $18,897,250
  Forward Foreign Currency Contracts........................        4,761
  Foreign Currency Transactions.............................       (9,078)
                                                              -----------
Net Realized Gain...........................................   18,892,933
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   18,085,583
                                                              -----------
  End of the Period:
    Investments.............................................    8,819,550
    Foreign Currency Translation............................       (7,371)
                                                              -----------
                                                                8,812,179
                                                              -----------
Net Unrealized Depreciation During the Period...............   (9,273,404)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 9,619,529
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $21,897,773
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2007    AUGUST 31, 2006
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  12,278,244      $  1,731,417
Net Realized Gain/Loss....................................      18,892,933          (272,548)
Net Unrealized Appreciation/Depreciation During the
  Period..................................................      (9,273,404)       17,752,520
                                                             -------------      ------------
Change in Net Assets from Operations......................      21,897,773        19,211,389
                                                             -------------      ------------

Distributions from Net Investment Income:
  Class A Shares..........................................      (2,266,584)         (526,982)
  Class B Shares..........................................        (144,837)          (51,724)
  Class C Shares..........................................        (223,110)          (67,526)
  Class I Shares..........................................        (485,829)             (575)
                                                             -------------      ------------
                                                                (3,120,360)         (646,807)
                                                             -------------      ------------

Distributions from Net Realized Gain:
  Class A Shares..........................................          (8,959)              -0-
  Class B Shares..........................................            (950)              -0-
  Class C Shares..........................................          (1,305)              -0-
  Class I Shares..........................................          (1,710)              -0-
                                                             -------------      ------------
                                                                   (12,924)              -0-
                                                             -------------      ------------
Total Distributions.......................................      (3,133,284)         (646,807)
                                                             -------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      18,764,489        18,564,582
                                                             -------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     375,634,279       179,512,045
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................       3,014,737           625,435
Cost of Shares Repurchased................................    (136,042,502)      (27,944,316)
                                                             -------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     242,606,514       152,193,164
                                                             -------------      ------------
TOTAL INCREASE IN NET ASSETS..............................     261,371,003       170,757,746
NET ASSETS:
Beginning of the Period...................................     219,087,126        48,329,380
                                                             -------------      ------------
End of the Period (Including accumulated undistributed net
  investment income of $10,531,164 and $1,378,072,
  respectively)...........................................   $ 480,458,129      $219,087,126
                                                             =============      ============

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED        JUNE 23, 2005
                                                         AUGUST 31,       (COMMENCEMENT OF
CLASS A SHARES                                        ----------------     OPERATIONS) TO
                                                       2007      2006     AUGUST 31, 2005
                                                      ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $11.41    $10.17         $10.00
                                                      ------    ------         ------
  Net Investment Income (a).........................    0.36      0.15           0.02
  Net Realized and Unrealized Gain..................    0.52      1.15           0.15
                                                      ------    ------         ------
Total from Investment Operations....................    0.88      1.30           0.17
                                                      ------    ------         ------
Less:
  Distributions from Net Investment Income..........    0.10      0.06            -0-
  Distributions from Net Realized Gain..............     -0-(d)    -0-            -0-
                                                      ------    ------         ------
Total Distributions.................................    0.10      0.06            -0-
                                                      ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD..................  $12.19    $11.41         $10.17
                                                      ======    ======         ======

Total Return* (b)...................................   7.75%    12.80%          1.70%**
Net Assets at End of the Period (In millions).......  $394.0    $173.7         $ 40.2
Ratio of Expenses to Average Net Assets* (c)........   1.19%     1.36%          1.38%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   2.93%     1.39%          1.03%
Portfolio Turnover..................................     39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)......     N/A     1.46%          3.97%
   Ratio of Net Investment Income/Loss to Average
     Net Assets.....................................     N/A     1.29%         (1.56%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED        JUNE 23, 2005
                                                          AUGUST 31,       (COMMENCEMENT OF
CLASS B SHARES                                         ----------------     OPERATIONS) TO
                                                        2007      2006     AUGUST 31, 2005
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $11.30    $10.15         $10.00
                                                       ------    ------         ------
  Net Investment Income (a)..........................    0.26      0.07            -0-(d)
  Net Realized and Unrealized Gain...................    0.53      1.13           0.15
                                                       ------    ------         ------
Total from Investment Operations.....................    0.79      1.20           0.15
                                                       ------    ------         ------
Less:
  Distributions from Net Investment Income...........    0.06      0.05            -0-
  Distributions from Net Realized Gain...............     -0-(d)    -0-            -0-
                                                       ------    ------         ------
Total Distributions..................................    0.06      0.05            -0-
                                                       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...................  $12.03    $11.30         $10.15
                                                       ======    ======         ======

Total Return* (b)....................................   7.01%    11.90%          1.50%**
Net Assets at End of the Period (In millions)........  $ 38.4    $ 19.5         $  4.1
Ratio of Expenses to Average Net Assets* (c).........   1.95%     2.11%          2.13%
Ratio of Net Investment Income to Average Net
  Assets*............................................   2.15%      .65%           .27%
Portfolio Turnover...................................     39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).......     N/A     2.21%          5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..........................................     N/A     0.55%         (3.28%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED        JUNE 23, 2005
                                                          AUGUST 31,       (COMMENCEMENT OF
CLASS C SHARES                                         ----------------     OPERATIONS) TO
                                                        2007      2006     AUGUST 31, 2005
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $11.30    $10.15         $10.00
                                                       ------    ------         ------
  Net Investment Income (a)..........................    0.26      0.07            -0-(d)
  Net Realized and Unrealized Gain...................    0.53      1.13           0.15
                                                       ------    ------         ------
Total from Investment Operations.....................    0.79      1.20           0.15
                                                       ------    ------         ------
Less:
  Distributions from Net Investment Income...........    0.07      0.05            -0-
  Distributions from Net Realized Gain...............     -0-(d)    -0-            -0-
                                                       ------    ------         ------
Total Distributions..................................    0.07      0.05            -0-
                                                       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...................  $12.02    $11.30         $10.15
                                                       ======    ======         ======

Total Return* (b)....................................   6.99%    11.91%          1.50%**
Net Assets at End of the Period (In millions)........  $ 46.4    $ 24.8         $  4.0
Ratio of Expenses to Average Net Assets* (c).........  1.95%..    2.11%          2.13%
Ratio of Net Investment Income to Average Net
  Assets*............................................   2.15%      .64%           .25%
Portfolio Turnover...................................     39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).......     N/A     2.21%          5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..........................................     N/A     0.54%         (3.31%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED        JUNE 23, 2005
                                                          AUGUST 31,       (COMMENCEMENT OF
CLASS I SHARES                                         ----------------     OPERATIONS) TO
                                                        2007      2006     AUGUST 31, 2005
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $11.44    $10.17         $10.00
                                                       ------    ------         ------
  Net Investment Income (a)..........................    0.42      0.18           0.01
  Net Realized and Unrealized Gain...................    0.48      1.15           0.16
                                                       ------    ------         ------
Total from Investment Operations.....................    0.90      1.33           0.17
                                                       ------    ------         ------
Less:
  Distributions from Net Investment Income...........    0.11      0.06            -0-
  Distributions from Net Realized Gain...............     -0-(d)    -0-            -0-
                                                       ------    ------         ------
Total Distributions..................................    0.11      0.06            -0-
                                                       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...................  $12.23    $11.44         $10.17
                                                       ======    ======         ======

Total Return* (b)....................................   7.93%    13.22%          1.60%**
Net Assets at End of the Period (In millions)........  $  1.6    $  1.0         $  0.1
Ratio of Expenses to Average Net Assets* (c).........    .93%     1.11%          1.13%
Ratio of Net Investment Income to Average Net
  Assets*............................................   3.42%     1.79%           .76%
Portfolio Turnover...................................     39%       17%             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).......     N/A     1.21%          6.94%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..........................................     N/A     1.69%         (5.05%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $477,296,388
                                                              ============
Gross tax unrealized appreciation...........................  $ 31,365,795
Gross tax unrealized depreciation...........................   (24,555,756)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  6,810,039
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2007 and 2006 was as follows:

                                                                 2007         2006
Distributions paid from:
  Ordinary income...........................................  $3,133,284    $646,807
  Long-term capital gain....................................         -0-         -0-
                                                              ----------    --------
                                                              $3,133,284    $646,807
                                                              ==========    ========

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    Permanent differences, primarily due to net realized gains/losses on foreign currency transactions, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007.

   ACCUMULATED
UNDISTRIBUTED NET  ACCUMULATED NET
INVESTMENT INCOME   REALIZED GAIN   CAPITAL
    $(4,792)           $4,792        $-0-

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $12,985,343
Undistributed long-term capital gains.......................   18,199,304

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody and accounting fees were reduced by $35,691 and $2,893, respectively, as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser paid 47% of its investment advisory fee to the Subadviser. The Adviser has

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

agreed to waive all expenses in excess of 1.35% of Class A average daily net assets, 2.10% of Class B average daily net assets, 2.10% of Class C average daily net assets and 1.10% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time. For the year ended August 31, 2007, the Adviser did not waive any of its advisory fees.

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $7,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $92,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $556,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $17,128 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $649,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $81,100. Sales charges do not represent expenses of the Fund.

    At August 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,340 shares of Class I.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2007 and 2006, transactions were as follows:

                                             FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                         AUGUST 31, 2007                AUGUST 31, 2006
                                   ----------------------------    --------------------------
                                     SHARES           VALUE          SHARES         VALUE
Sales:
  Class A........................   21,959,360    $ 265,472,377    13,487,499    $142,256,902
  Class B........................    1,962,022       23,461,994     1,487,679      15,626,965
  Class C........................    2,505,947       29,806,463     1,980,370      20,805,611
  Class I........................    4,789,340       56,893,445        76,158         822,567
                                   -----------    -------------    ----------    ------------
Total Sales......................   31,216,669    $ 375,634,279    17,031,706    $179,512,045
                                   ===========    =============    ==========    ============
Dividend Reinvestment:
  Class A........................      183,438    $   2,188,408        48,996    $    511,827
  Class B........................       11,766          139,187         4,928          50,148
  Class C........................       17,168          202,925         6,095          62,885
  Class I........................       40,520          484,217            55             575
                                   -----------    -------------    ----------    ------------
Total Dividend Reinvestment......      252,892    $   3,014,737        60,074    $    625,435
                                   ===========    =============    ==========    ============
Repurchases:
  Class A........................   (5,049,390)   $ (61,570,201)   (2,260,413)   $(24,244,465)
  Class B........................     (507,220)      (6,126,773)     (163,515)     (1,743,622)
  Class C........................     (860,870)     (10,439,935)     (182,754)     (1,956,229)
  Class I........................   (4,782,399)     (57,905,593)          -0-             -0-
                                   -----------    -------------    ----------    ------------
Total Repurchases................  (11,199,879)   $(136,042,502)   (2,606,682)   $(27,944,316)
                                   ===========    =============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $7,300 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $412,338,872 and $158,592,498, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $751,700 and $81,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen American Franchise Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen American Franchise Fund (one of the Funds constituting the Van Kampen Equity Trust II (the "Fund")) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 23, 2005 (commencement of operations) through August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Franchise Fund of the Van Kampen Equity Trust II at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 23, 2005 (commencement of operations) through August 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
October 16, 2007

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

INVESTMENT SUBADVISOR

MORGAN STANLEY INVESTMENT
MANAGEMENT LIMITED
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2007. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $3,133,284 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 2005  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2005  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            146, 246, 346, 646
                                                                 AMFRANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03926P-Y08/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VAN KAMPEN INTERNATIONAL GROWTH FUND AND 1838 INTERNATIONAL EQUITY FUND, ON DECEMBER 16, 2005, VAN KAMPEN INTERNATIONAL GROWTH FUND ACQUIRED SUBSTANTIALLY ALL OF THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE 1838 INTERNATIONAL EQUITY FUND IN EXCHANGE FOR CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND. AS A RESULT OF THE REORGANIZATION, CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND ARE THE ACCOUNTING SUCCESSOR OF THE 1838 INTERNATIONAL EQUITY FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance, Class I shares, to that of the MSCI EAFE Index from 8/31/97 through 8/31/07.
(LINE GRAPH)

                                                              VAN KAMPEN INTERNATIONAL GROWTH
                                                                            FUND                         MSCI EAFE INDEX
                                                              -------------------------------            ---------------
8/97                                                                      10000.00                           10000.00
                                                                          10785.00                           10560.20
                                                                           9804.00                            9748.48
                                                                           9714.00                            9649.09
                                                                           9830.00                            9733.25
                                                                           9995.00                           10178.40
                                                                          10897.00                           10831.50
                                                                          11261.00                           11165.00
                                                                          11522.00                           11253.40
                                                                          11452.00                           11198.80
                                                                          11461.00                           11283.60
                                                                          11765.00                           11398.00
8/98                                                                      10047.00                            9985.89
                                                                           9535.00                            9679.72
                                                                          10481.00                           10688.70
                                                                          10949.00                           11236.30
                                                                          11552.00                           11679.60
                                                                          11738.00                           11645.10
                                                                          11404.00                           11367.60
                                                                          11831.00                           11842.10
                                                                          12305.00                           12321.90
                                                                          11896.00                           11687.40
                                                                          12565.00                           12143.00
                                                                          12890.00                           12504.00
8/99                                                                      13215.00                           12549.60
                                                                          13233.00                           12675.90
                                                                          13530.00                           13150.70
                                                                          14598.00                           13607.60
                                                                          16330.00                           14828.90
                                                                          15161.00                           13886.70
                                                                          15823.00                           14260.60
                                                                          16495.00                           14813.40
                                                                          15667.00                           14033.80
                                                                          15258.00                           13691.10
                                                                          15745.00                           14226.50
                                                                          15102.00                           13630.10
8/00                                                                      15336.00                           13748.40
                                                                          14703.00                           13078.90
                                                                          14216.00                           12770.00
                                                                          13563.00                           12291.10
                                                                          14005.00                           12728.00
                                                                          14114.00                           12721.40
                                                                          13109.00                           11767.70
                                                                          12267.00                           10983.30
                                                                          13130.00                           11746.50
                                                                          12748.00                           11331.90
                                                                          12343.00                           10868.50
                                                                          12004.00                           10670.80
8/01                                                                      11567.00                           10400.40
                                                                          10386.00                            9346.93
                                                                          10813.00                            9586.33
                                                                          11206.00                            9939.71
                                                                          11316.00                            9998.76
                                                                          10758.00                            9467.48
                                                                          10802.00                            9533.89
                                                                          11305.00                           10049.60
                                                                          11348.00                           10116.20
                                                                          11491.00                           10244.40
                                                                          11141.00                            9836.59
                                                                           9982.00                            8865.52
8/02                                                                      10004.00                            8845.40
                                                                           8878.00                            7895.46
                                                                           9293.00                            8319.80
                                                                           9610.00                            8697.40
                                                                           9326.00                            8404.96
                                                                           8943.00                            8054.07
                                                                           8779.00                            7869.23
                                                                           8757.00                            7714.63
                                                                           9490.00                            8470.73
                                                                           9971.00                            8984.00
                                                                          10190.00                            9201.12
                                                                          10397.00                            9423.84
8/03                                                                      10627.00                            9651.40
                                                                          10845.00                            9948.96
                                                                          11480.00                           10569.10
                                                                          11851.00                           10804.00
                                                                          12693.00                           11648.10
                                                                          12835.00                           11812.80
                                                                          13141.00                           12085.50
                                                                          13240.00                           12153.50
                                                                          13021.00                           11878.50
                                                                          13087.00                           11918.50
                                                                          13284.00                           12179.60
                                                                          12868.00                           11784.40
8/04                                                                      12835.00                           11836.40
                                                                          13294.00                           12145.70
                                                                          13743.00                           12559.90
                                                                          14770.00                           13417.90
                                                                          15361.00                           14006.50
                                                                          15066.00                           13749.50
                                                                          15831.00                           14343.60
                                                                          15426.00                           13983.30
                                                                          15044.00                           13654.50
                                                                          15262.00                           13661.10
                                                                          15503.00                           13842.40
                                                                          16246.00                           14266.70
8/05                                                                      16662.00                           14627.20
                                                                          17460.00                           15278.70
                                                                          16804.00                           14832.50
                                                                          17307.00                           15195.20
                                                                          18115.00                           15902.30
                                                                          19343.00                           16878.70
                                                                          19453.00                           16841.40
                                                                          20023.00                           17396.40
                                                                          20911.00                           18227.30
                                                                          19968.00                           17519.40
                                                                          19869.00                           17518.30
                                                                          19979.00                           17691.70
8/06                                                                      20615.00                           18178.10
                                                                          20681.00                           18206.20
                                                                          21481.00                           18914.30
                                                                          22194.00                           19479.60
                                                                          23072.00                           20091.10
                                                                          23336.00                           20227.00
                                                                          23072.00                           20390.30
                                                                          23864.00                           20910.00
                                                                          24866.00                           21838.70
                                                                          25504.00                           22221.80
                                                                          25603.00                           22249.00
                                                                          25306.00                           21921.30
8/07                                                                      25141.00                           21578.70

                           A SHARES            B SHARES            C SHARES          I SHARES       R SHARES
                        since 12/19/05      since 12/19/05      since 12/19/05     since 8/3/95   since 3/20/07
---------------------------------------------------------------------------------------------------------------
                                  W/MAX               W/MAX               W/MAX
AVERAGE                  W/O      5.75%      W/O      5.00%      W/O      1.00%                        W/O
ANNUAL                  SALES     SALES     SALES     SALES     SALES     SALES     W/O SALES         SALES
TOTAL RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES     CHARGES         CHARGES

Since Inception        21.21%    17.07%    20.32%    18.24%    20.35%    20.35%        9.82%          6.76%

10-year                   --        --        --        --        --        --         9.66             --

5-year                    --        --        --        --        --        --        20.24             --

1-year                 21.65     14.63     20.73     15.73     20.77     19.77        21.95             --
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class I shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund ("Reorganization Shareholders"). Reorganization Shareholders may purchase additional Class I shares of the Fund, either directly or through the reinvestment of dividends. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

International markets performed strongly for the 12 months ending August 31, 2007 despite two sharp market corrections during the period. The reporting period opened on a positive note as many international markets were positively impacted by the U.S. Federal Open Market Committee (the "Fed") decision to end its monetary tightening policy in August of 2006. While this move by the Fed helped to spark a rally among the global markets, the U.S. dollar failed to regain its strength against all major currencies, including the Euro, yen, and pound, and this weakness persisted throughout the reporting period.

However, the environment turned more challenging in the remainder of the reporting period. During the first quarter of 2007, international markets declined 7 percent over a one-week period as investors' concerns about high valuations (particularly in emerging markets such as China), and rising inflation and fears of a slowdown in the global economy weighed on share prices. The third quarter was also turbulent, with the global stock markets falling in excess of 10 percent during the period from mid-July to mid-August. This time, a significant slowdown in the U.S. housing market and a sizeable increase in U.S. subprime mortgage delinquency rates led to a global liquidity crunch that threatened to derail economic growth. Market conditions were highly volatile over the last two months of the reporting period, particularly within emerging markets.

For the 12-month period overall, international markets still posted a double-digit gain. Continued robust corporate earnings growth following the February correction helped to alleviate global investors' anxieties. More recently, the rapid action taken by the world central bankers to inject necessary liquidity into world markets following the summer's market declines served to once again soothe investors' fears of a global recession. For the 12-month period ending August 31, 2007, the MSCI EAFE index gained 18.71%, Europe was up 22.98%, Asia ex Japan up 36%, while Japan was up 3.03%.

PERFORMANCE ANALYSIS

Class A, B, C and I shares of Van Kampen International Growth Fund outperformed the MSCI EAFE Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

-------------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   CLASS I   MSCI EAFE INDEX

      21.65%    20.73%    20.77%    21.95%        18.71%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Over the period, the Fund's outperformance relative to the MSCI EAFE Index was due to investment in consumer retail and industrial sectors in Asia (ex-Japan). The Fund further benefited from a sizeable underweight allocation in Japan. The Fund's focus in emerging markets also significantly added to relative returns. Here, investment in Chinese utilities as well as security selection within the Indian retail banking and telecommunications areas helped to bolster the Fund's overall performance.

Although the Fund performed strongly against the benchmark for the reporting period, still there were a few detractors to relative returns. Within the European region, the Fund's holdings slightly trailed the MSCI EAFE Index due to the lackluster performance of a French retail bank and a Spanish industrial firm. Additionally, an underweight allocation in the materials sector hindered relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 8/31/07
Keppel Corp., Ltd.                                                2.4%
BHP Billiton, Ltd.                                                2.3
ABB, Ltd.                                                         2.2
Total, SA                                                         2.1
E.ON, AG                                                          2.1
Continental, AG                                                   2.0
China Resources Power Holdings Co., Ltd.                          1.9
Esprit Holdings, Ltd.                                             1.9
National Bank of Greece, SA                                       1.9
Erste Bank Der Oester Spark, AG                                   1.8

TOP FIVE INDUSTRIES AS OF 8/31/07
Diversified Banks                                                14.2%
Industrial Machinery                                              4.2
Wireless Telecommunication Services                               3.8
Electric Utilities                                                3.6
Pharmaceuticals                                                   3.2

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/07
Japan                                                            13.1%
France                                                           10.3
Germany                                                           9.0
United Kingdom                                                    8.9
Switzerland                                                       8.4
Hong Kong                                                         4.4
Finland                                                           4.0
Greece                                                            3.4
Ireland                                                           3.4
Singapore                                                         3.4
Austria                                                           3.4
Netherlands                                                       2.6
Mexico                                                            2.6
Norway                                                            2.6
India                                                             2.5
Australia                                                         2.3
Sweden                                                            2.2
Bermuda                                                           1.9
Cayman Islands                                                    1.6
Canada                                                            1.6
Spain                                                             1.3
Luxembourg                                                        1.3
Israel                                                            1.3
Egypt                                                             1.2
Italy                                                             1.1
Republic of China (Taiwan)                                        0.6
                                                                -----
Total Long-Term Investments                                      98.4
Total Repurchase Agreements                                       0.1
                                                                -----

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/07
                                       (continued from previous page)
Total Investments                                                98.5
Foreign Currency                                                  1.1
Other Assets in Excess of Liabilities                             0.4
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $1,088.43          $ 6.63
  Hypothetical................................     1,000.00         1,018.85            6.41
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,084.26           10.61
  Hypothetical................................     1,000.00         1,015.02           10.26
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,084.22           10.61
  Hypothetical................................     1,000.00         1,015.02           10.26
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,089.65            5.37
  Hypothetical................................     1,000.00         1,020.06            5.19
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00         1,067.61            7.15
  Hypothetical................................     1,000.00         1,017.44            7.82
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.02%, 2.02%, 1.02%, and 1.54% for Class A, B, C, I, and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class R Shares "Actual" information which reflects the period from Commencement of Operations through August 31, 2007.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  98.4%
AUSTRALIA  2.3%
BHP Billiton, Ltd. .........................................    603,317    $ 19,060,429
                                                                           ------------

AUSTRIA  3.4%
Andritz, AG.................................................    205,755      13,352,700
Erste Bank Der Oester Spark, AG.............................    205,653      14,927,932
                                                                           ------------
                                                                             28,280,632
                                                                           ------------
BERMUDA  1.9%
Esprit Holdings, Ltd. ......................................  1,068,094      15,734,316
                                                                           ------------

CANADA  1.6%
EnCana Corp. ...............................................    229,921      13,475,200
                                                                           ------------

CAYMAN ISLANDS  1.6%
Parkson Retail Group, Ltd. .................................  1,728,300      13,848,575
                                                                           ------------

EGYPT  1.2%
Orascom Construction Industries--GDR........................     73,127       9,740,811
                                                                           ------------

FINLAND  4.0%
Fortum Oyj..................................................    366,785      12,149,533
Kone Oyj, Class B...........................................    200,253      13,104,523
Neste Oil Oyj...............................................    248,073       8,596,755
                                                                           ------------
                                                                             33,850,811
                                                                           ------------
FRANCE  10.3%
AXA, SA.....................................................    363,426      14,602,216
BNP Paribas, SA.............................................    105,662      11,176,608
Essilor International, SA...................................    223,381      13,575,545
LVMH Moet-Hennessy Louis Vuitton, SA........................     77,401       8,661,554
Schneider Electric, SA......................................     86,910      11,567,025
Total, SA...................................................    238,701      17,927,607
Vallourec, SA...............................................     33,793       9,082,827
                                                                           ------------
                                                                             86,593,382
                                                                           ------------
GERMANY  9.0%
Celesio, AG.................................................    174,460      10,935,423
Continental, AG.............................................    130,237      16,933,759
Deutsche Bank, AG...........................................     80,026       9,888,332
E.ON, AG....................................................    106,685      17,907,337
SAP, AG.....................................................    176,721       9,539,938
SGL Carbon, AG (a)..........................................    216,994      10,403,656
                                                                           ------------
                                                                             75,608,445
                                                                           ------------
GREECE  3.4%
Coca-Cola Hellenic Bottling Co., SA.........................    273,164      13,048,339
National Bank of Greece, SA.................................    264,494      15,671,610
                                                                           ------------
                                                                             28,719,949
                                                                           ------------

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
HONG KONG  4.4%
Bank of East Asia, Ltd. ....................................  1,695,800    $  9,440,204
China Resources Power Holdings Co., Ltd. ...................  5,582,000      16,036,028
CNOOC, Ltd. ................................................  9,325,000      11,448,127
                                                                           ------------
                                                                             36,924,359
                                                                           ------------
INDIA  2.5%
Bharti Airtel, Ltd. (a).....................................    501,207      10,827,577
ICICI Bank, Ltd.--ADR.......................................    225,963      10,044,055
                                                                           ------------
                                                                             20,871,632
                                                                           ------------
IRELAND  3.4%
Allied Irish Banks PLC......................................    351,988       9,020,203
Anglo Irish Bank Corp. PLC..................................    514,576       9,630,420
CRH PLC.....................................................    231,238      10,029,122
                                                                           ------------
                                                                             28,679,745
                                                                           ------------
ISRAEL  1.3%
Teva Pharmaceutical Industries, Ltd.--ADR...................    244,307      10,505,201
                                                                           ------------

ITALY  1.1%
Lottomatica SpA.............................................    256,243       9,210,557
                                                                           ------------

JAPAN  13.1%
Canon, Inc. ................................................    210,900      12,065,390
Daiwa Securities Group, Inc. ...............................    777,000       7,705,000
Kobe Steel, Ltd. ...........................................  2,422,000       8,845,171
Kubota Corp. ...............................................    995,000       7,756,830
ORIX Corp. .................................................     29,650       6,362,311
Sharp Corp. ................................................    519,000       9,046,334
Shin-Etsu Chemical Co., Ltd. ...............................    130,000       9,422,543
Sony Corp. .................................................    190,200       9,107,831
Sumitomo Realty & Development Co., Ltd. ....................    371,000      12,164,117
Terumo Corp. ...............................................    213,600      10,046,611
Toray Industries, Inc. .....................................  1,187,000       9,086,723
Toyota Motor Corp. .........................................    149,000       8,643,335
                                                                           ------------
                                                                            110,252,196
                                                                           ------------
LUXEMBOURG  1.3%
Millicom International Cellular SA (a)......................    125,700      10,600,281
                                                                           ------------

MEXICO  2.6%
America Movil, SA de CV, Ser L--ADR.........................    176,044      10,643,620
Wal-Mart de Mexico, SA de CV, Ser V--ADR....................    306,047      10,880,950
                                                                           ------------
                                                                             21,524,570
                                                                           ------------
NETHERLANDS  2.6%
ING Groep, NV--CVA..........................................    347,116      13,991,266
Reed Elsevier, NV...........................................    431,591       7,793,097
                                                                           ------------
                                                                             21,784,363
                                                                           ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
NORWAY  2.6%
Telenor, ASA (a)............................................    730,180    $ 13,472,154
TGS Nopec Geophysical Company, ASA (a)......................    465,336       7,966,052
                                                                           ------------
                                                                             21,438,206
                                                                           ------------
REPUBLIC OF CHINA (TAIWAN)  0.6%
Delta Electronics, Inc. ....................................  1,261,000       4,723,446
                                                                           ------------

SINGAPORE  3.4%
DBS Group Holdings, Ltd. ...................................    622,255       8,140,394
Keppel Corp., Ltd. .........................................  2,442,800      20,440,678
                                                                           ------------
                                                                             28,581,072
                                                                           ------------
SPAIN  1.3%
Banco Popular Espanol, SA...................................    582,222      10,637,374
                                                                           ------------

SWEDEN  2.2%
Ericsson, AB, Class B.......................................  2,173,286       8,095,905
Getinge, AB, Class B........................................    479,805      10,494,844
                                                                           ------------
                                                                             18,590,749
                                                                           ------------
SWITZERLAND  8.4%
ABB, Ltd. ..................................................    750,741      18,505,133
EFG International...........................................    281,352      12,477,236
Nestle, SA..................................................     30,838      13,470,121
Novartis, AG................................................    144,677       7,622,698
Roche Holding, AG...........................................     50,129       8,723,517
SGS, SA.....................................................      8,413      10,074,768
                                                                           ------------
                                                                             70,873,473
                                                                           ------------
UNITED KINGDOM  8.9%
Barclays PLC................................................    817,987      10,132,916
Capita Group PLC............................................    752,135      11,407,798
Prudential PLC..............................................    709,137      10,075,956
Reckitt Benckiser PLC.......................................    217,658      11,857,332
Royal Bank of Scotland Group PLC............................    846,937       9,832,314
SABMiller PLC...............................................    393,411      10,838,032
Tesco PLC...................................................  1,233,636      10,622,179
                                                                           ------------
                                                                             74,766,527
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  98.4%
  (Cost $726,691,239)...................................................    824,876,301
                                                                           ------------

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

DESCRIPTION                                                                   VALUE
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  0.1%
Banc of America Securities ($193,027 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 08/31/07, to be sold on 09/04/07 at $193,141)............   $    193,027
Citigroup Global Markets, Inc. ($171,580 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.25%, dated 08/31/07, to be sold on 09/04/07 at $171,680)............        171,580
State Street Bank & Trust Co. ($208,393 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.83%, dated 08/31/07, to be sold on 09/04/07 at $208,505)............        208,393
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $573,000).......................................................        573,000
                                                                           ------------

TOTAL INVESTMENTS  98.5%
  (Cost $727,264,239)...................................................    825,449,301
FOREIGN CURRENCY  1.1%
  (Cost $9,585,493).....................................................      9,592,423
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.............................      3,512,863
                                                                           ------------

NET ASSETS  100.0%......................................................   $838,554,587
                                                                           ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $758,726,994 have been valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

CVA--Certification Van Aandelen

GDR--Global Depositary Receipt

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks...........................................  $118,654,031       14.2%
Industrial Machinery........................................    35,540,051        4.2
Wireless Telecommunication Services.........................    32,071,478        3.8
Electric Utilities..........................................    30,056,870        3.6
Pharmaceuticals.............................................    26,851,416        3.2

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (CONTINUED)
                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Other Diversified Financial Services........................  $ 26,468,503        3.2%
Oil & Gas Exploration & Production..........................    24,923,326        3.0
Electrical Components & Equipment...........................    21,970,681        2.6
Health Care Equipment.......................................    20,541,455        2.4
Industrial Conglomerates....................................    20,440,678        2.4
Diversified Metals & Mining.................................    19,060,429        2.3
Heavy Electrical Equipment..................................    18,505,133        2.2
Consumer Electronics........................................    18,154,165        2.2
Integrated Oil & Gas........................................    17,927,607        2.1
Tires & Rubber..............................................    16,933,758        2.0
Independent Power Producers & Energy Traders................    16,036,028        1.9
Apparel Retail..............................................    15,734,316        1.9
Multi-Line Insurance........................................    14,602,216        1.7
Department Stores...........................................    13,848,575        1.7
Health Care Supplies........................................    13,575,545        1.6
Integrated Telecommunication Services.......................    13,472,154        1.6
Packaged Foods & Meats......................................    13,470,121        1.6
Soft Drinks.................................................    13,048,339        1.6
Real Estate Management & Development........................    12,164,117        1.5
Office Electronics..........................................    12,065,390        1.4
Household Products..........................................    11,857,332        1.4
Human Resource & Employment Services........................    11,407,798        1.4
Health Care Distributors....................................    10,935,423        1.3
Hypermarkets & Super Centers................................    10,880,950        1.3
Brewers.....................................................    10,838,032        1.3
Food Retail.................................................    10,622,179        1.3
Life & Health Insurance.....................................    10,075,956        1.2
Diversified Commercial & Professional Services..............    10,074,768        1.2
Construction Materials......................................    10,029,122        1.2
Diversified Capital Markets.................................     9,888,332        1.2
Construction & Engineering..................................     9,740,810        1.2
Application Software........................................     9,539,938        1.1
Specialty Chemicals.........................................     9,422,543        1.1
Casinos & Gaming............................................     9,210,557        1.1
Commodity Chemicals.........................................     9,086,723        1.1
Steel.......................................................     8,845,171        1.1
Apparel, Accessories & Luxury Goods.........................     8,661,554        1.0
Automobile Manufacturers....................................     8,643,335        1.0
Oil & Gas Refining & Marketing..............................     8,596,755        1.0
Communications Equipment....................................     8,095,905        1.0
Oil & Gas Equipment & Services..............................     7,966,052        0.9
Publishing..................................................     7,793,097        0.9
Construction & Farm Machinery & Heavy Trucks................     7,756,830        0.9
Investment Banking & Brokerage..............................     7,705,000        0.9
Consumer Finance............................................     6,362,311        0.8
Electronic Equipment Manufacturers..........................     4,723,446        0.6
                                                              ------------       ----
                                                              $824,876,301       98.4%
                                                              ============       ====

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $727,264,239).......................  $825,449,301
Foreign Currency (Cost $9,585,493)..........................     9,592,423
Cash........................................................       260,064
Receivables:
  Investments Sold..........................................     7,608,909
  Fund Shares Sold..........................................     3,338,385
  Foreign Currency..........................................       864,000
  Dividends.................................................     1,018,834
  Interest..................................................            81
Other.......................................................        25,981
                                                              ------------
    Total Assets............................................   848,157,978
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     7,714,450
  Fund Shares Repurchased...................................       518,861
  Investment Advisory Fee...................................       502,907
  Distributor and Affiliates................................       397,771
  Capital Gain Tax..........................................       312,909
Accrued Expenses............................................       121,197
Trustees' Deferred Compensation and Retirement Plans........        35,296
                                                              ------------
    Total Liabilities.......................................     9,603,391
                                                              ------------
NET ASSETS..................................................  $838,554,587
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $731,590,596
Net Unrealized Appreciation.................................    97,884,666
Accumulated Net Realized Gain...............................     5,058,749
Accumulated Undistributed Net Investment Income.............     4,020,576
                                                              ------------
NET ASSETS..................................................  $838,554,587
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $583,044,838 and 25,601,752 shares of
    beneficial interest issued and outstanding).............  $      22.77
    Maximum sales charge (5.75%* of offering price).........          1.39
                                                              ------------
    Maximum offering price to public........................  $      24.16
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $49,752,746 and 2,209,129 shares of
    beneficial interest issued and outstanding).............  $      22.52
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,981,326 and 1,419,428 shares of
    beneficial interest issued and outstanding).............  $      22.53
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $173,457,642 and 7,591,877 shares of
    beneficial interest issued and outstanding).............  $      22.85
                                                              ============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $318,035 and 13,983 shares of beneficial
    interest issued and outstanding)........................  $      22.74
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $1,090,015)...............................................  $11,214,021
Interest....................................................      508,428
                                                              -----------
    Total Income............................................   11,722,449
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    4,155,584
Distribution (12b-1) and Service Fees
  Class A...................................................      999,627
  Class B...................................................      360,921
  Class C...................................................      203,202
  Class R...................................................          618
Transfer Agent Fees.........................................      923,191
Custody.....................................................      321,564
Accounting and Administrative Expenses......................      133,332
Registration and Filing Fees................................      114,486
Professional Fees...........................................       97,940
Reports to Shareholders.....................................       61,045
Trustees' Fees and Related Expenses.........................       30,951
Other.......................................................       25,323
                                                              -----------
    Total Expenses..........................................    7,427,784
    Less Credits Earned on Cash Balances....................       41,067
                                                              -----------
    Net Expenses............................................    7,386,717
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,335,732
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 8,883,310
  Foreign Currency Transactions.............................     (250,993)
                                                              -----------
Net Realized Gain...........................................    8,632,317
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,834,931
                                                              -----------
  End of the Period:
    Investments (Includes Capital Gain Tax of $(312,909))...   97,872,153
    Foreign Currency Translation............................       12,513
                                                              -----------
                                                               97,884,666
                                                              -----------
Net Unrealized Appreciation During the Period...............   80,049,735
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $88,682,052
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $93,017,784
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED        PERIOD ENDED
                                                            AUGUST 31, 2007    AUGUST 31, 2006
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  4,335,732       $  1,158,916
Net Realized Gain.........................................      8,632,317             73,411
Net Unrealized Appreciation During the Period.............     80,049,735         12,568,487
                                                             ------------       ------------
Change in Net Assets from Operations......................     93,017,784         13,800,814
                                                             ------------       ------------

Distributions from Net Investment Income:
  Class A Shares..........................................       (864,444)               -0-
  Class B Shares..........................................        (40,778)               -0-
  Class C Shares..........................................        (18,423)               -0-
  Class I Shares..........................................       (250,770)           (57,268)
                                                             ------------       ------------
Total Distributions.......................................     (1,174,415)           (57,268)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     91,843,369         13,743,546
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    520,424,764        264,521,996
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................        964,053                -0-
Cost of Shares Repurchased................................    (59,230,562)       (11,995,759)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    462,158,255        252,526,237
                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS..............................    554,001,624        266,269,783
NET ASSETS:
Beginning of the Period...................................    284,552,963         18,283,180
                                                             ------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $4,020,576 and $1,110,627,
  respectively)...........................................   $838,554,587       $284,552,963
                                                             ============       ============

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             DECEMBER 19, 2005
                                                                             (COMMENCEMENT OF
CLASS A SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          AUGUST 31, 2007     AUGUST 31, 2006
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $18.77              $16.47
                                                              ------              ------
  Net Investment Income (a)..............................        .18                 .15
  Net Realized and Unrealized Gain.......................       3.88                2.15
                                                              ------              ------
Total from Investment Operations.........................       4.06                2.30
Less Distributions from Net Investment Income............        .06                 -0-
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $22.77              $18.77
                                                              ======              ======

Total Return* (b)........................................     21.65%              13.96%**
Net Assets at End of the Period (In millions)............     $583.0              $209.4
Ratio of Expenses to Average Net Assets* (c).............      1.31%               1.52%
Ratio of Net Investment Income to Average Net Assets*....       .82%               1.22%
Portfolio Turnover.......................................        21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)...........        N/A               1.80%
   Ratio of Net Investment Income to Average Net
     Assets..............................................        N/A                .94%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             DECEMBER 19, 2005
                                                                             (COMMENCEMENT OF
CLASS B SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          AUGUST 31, 2007     AUGUST 31, 2006
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $18.68              $16.47
                                                              ------              ------
  Net Investment Income (a)..............................        .01                 .05
  Net Realized and Unrealized Gain.......................       3.86                2.16
                                                              ------              ------
Total from Investment Operations.........................       3.87                2.21
Less Distributions from Net Investment Income............        .03                 -0-
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $22.52              $18.68
                                                              ======              ======

Total Return* (b)........................................     20.73%              13.42%**
Net Assets at End of the Period (In millions)............     $ 49.8              $ 18.5
Ratio of Expenses to Average Net Assets* (c).............      2.07%               2.27%
Ratio of Net Investment Income to Average Net Assets*....      0.05%                .43%
Portfolio Turnover.......................................        21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)...........        N/A               2.53%
   Ratio of Net Investment Income to Average Net
     Assets..............................................        N/A                .17%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             DECEMBER 19, 2005
                                                                             (COMMENCEMENT OF
CLASS C SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          AUGUST 31, 2007     AUGUST 31, 2006
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $18.68              $16.47
                                                              ------              ------
  Net Investment Income (a)..............................        .02                 .05
  Net Realized and Unrealized Gain.......................       3.86                2.16
                                                              ------              ------
Total from Investment Operations.........................       3.88                2.21
Less Distributions from Net Investment Income............       0.03                 -0-
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $22.53              $18.68
                                                              ======              ======

Total Return* (b)........................................     20.77%              13.42%**
Net Assets at End of the Period (In millions)............     $ 32.0              $  9.8
Ratio of Expenses to Average Net Assets* (c).............      2.06%               2.27%
Ratio of Net Investment Income to Average Net Assets*....       .10%                .42%
Portfolio Turnover.......................................        21%                 14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)...........        N/A               2.51%
   Ratio of Net Investment Income to Average Net
     Assets..............................................        N/A                .19%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     NOVEMBER 1, 2005    YEAR ENDED OCTOBER 31,
CLASS I SHARES                       YEAR ENDED             TO          ------------------------
                                   AUGUST 31, 2007   AUGUST 31, 2006     2005     2004     2003
                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................     $18.80             $15.36        $12.57   $10.50   $ 8.50
                                       ------             ------        ------   ------   ------
  Net Investment Income...........        .23(a)             .16(a)        .13      .10      .05
  Net Realized and Unrealized
    Gain..........................       3.89               3.33          2.66     1.97     1.95
                                       ------             ------        ------   ------   ------
Total from Investment
  Operations......................       4.12               3.49          2.79     2.07     2.00
Less Distributions from Net
  Investment Income...............        .07                .05           -0-      -0-      -0-
                                       ------             ------        ------   ------   ------
NET ASSET VALUE, END OF
  THE PERIOD......................     $22.85             $18.80        $15.36   $12.57   $10.50
                                       ======             ======        ======   ======   ======

Total Return* (b).................     21.95%             22.68%**      22.20%   19.71%   23.53%
Net Assets at End of the Period
  (In millions)...................     $173.5             $ 46.8        $ 18.3   $ 30.0   $ 50.1
Ratio of Expenses to Average Net
  Assets* (c).....................      1.06%              1.27%         1.25%    1.25%    1.23%
Ratio of Net Investment Income to
  Average Net Assets*.............      1.05%              1.14%          .64%     .63%     .55%
Portfolio Turnover................        21%                14%**         17%      37%      46%
*  If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)...............        N/A              1.89%         2.37%    1.48%      N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.......................        N/A               .52%         (.48%)    .40%      N/A

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              MARCH 20, 2007
                                                             (COMMENCEMENT OF
CLASS R SHARES                                                OPERATIONS) TO
                                                             AUGUST 31, 2007
                                                             ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $21.30
                                                                  ------
  Net Investment Income (a).................................         .05
  Net Realized and Unrealized Gain..........................        1.39
                                                                  ------
Total from Investment Operations............................        1.44
Less Distributions from Net Investment Income...............         -0-
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $22.74
                                                                  ======

Total Return (b)............................................       6.76%*
Net Assets at End of the Period (In millions)...............      $   .3
Ratio of Expenses to Average Net Assets.....................       1.54%
Ratio of Net Investment Income to Average Net Assets........        .53%
Portfolio Turnover..........................................         21%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             25

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Growth Fund (the "Fund"), formerly known as the 1838 International Equity Fund, is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation, with a secondary objective of income, by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on August 3, 1995. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, at the close of business on December 16, 2005, the Fund acquired substantially all of the net assets of the 1838 International Equity Fund in exchange for Class I Shares of the Fund through a tax-free exchange under Section 368 of the Internal Revenue Code. As a result of the reorganization, Class I Shares of the Fund are the accounting successor of the 1838 International Equity Fund and the fiscal year end changed from October 31 to August 31. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $3,726,175.

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $727,395,481
                                                                ============
Gross tax unrealized appreciation...........................    $110,094,537
Gross tax unrealized depreciation...........................     (12,040,717)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 98,053,820
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 were as follows:

                                                                 2007        2006
Distributions paid from:
Ordinary income.............................................  $1,174,415    $57,268
Long-term capital gain......................................         -0-        -0-
                                                              ----------    -------
                                                              $1,174,415    $57,268
                                                              ==========    =======

    Permanent differences, primarily due to reclassification of currency gains and losses to income, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

     ACCUMULATED
    UNDISTRIBUTED          ACCUMULATED
NET INVESTMENT INCOME   NET REALIZED GAIN   CAPITAL
      $(251,368)            $251,368         $-0-

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,328,023
Undistributed long-term capital gain........................     5,187,752

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and post October losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $41,067 as a result of credits earned on cash balances.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................        .75%
Over $1 billion.............................................        .70

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $18,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $84,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $878,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $14,909 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $1,167,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $47,900. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    At August 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 4,695 shares of Class R.

3. CAPITAL TRANSACTIONS

For the year ended August 31, 2007 and the period ended August 31, 2006, transactions were as follows:

                                         FOR THE YEAR ENDED           FOR THE PERIOD ENDED
                                          AUGUST 31, 2007               AUGUST 31, 2006
                                     --------------------------    --------------------------
                                       SHARES         VALUE          SHARES         VALUE
Sales:
  Class A..........................  16,527,477    $353,261,907    11,579,500    $208,721,999
  Class B..........................   1,536,817      32,401,473     1,041,192      18,886,189
  Class C..........................   1,008,710      21,617,589       540,431       9,851,304
  Class I..........................   5,243,319     112,286,494     1,482,489      27,062,504
  Class R..........................      37,237         857,301           -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Sales........................  24,353,560    $520,424,764    14,643,612    $264,521,996
                                     ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A..........................      40,698    $    845,198           -0-    $         0-
  Class B..........................       1,896          39,120           -0-             -0-
  Class C..........................         730          15,065           -0-             -0-
  Class I..........................       3,109          64,670           -0-             -0-
  Class R..........................         -0-             -0-           -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Dividend Reinvestment........      46,433    $    964,053           -0-    $         0-
                                     ==========    ============    ==========    ============
Repurchases:
  Class A..........................  (2,124,112)   $(46,095,857)     (421,811)   $ (7,521,189)
  Class B..........................    (322,185)     (6,982,866)      (48,591)       (876,249)
  Class C..........................    (112,690)     (2,444,119)      (17,753)       (319,506)
  Class I..........................    (145,050)     (3,198,225)     (182,436)     (3,278,815)
  Class R..........................     (23,254)       (509,495)          -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Repurchases..................  (2,727,291)   $(59,230,562)     (670,591)   $(11,995,759)
                                     ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $18,000 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $569,747,297 and $116,057,225, respectively.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $665,900 and $77,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the foreign currency exposure, maturity, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component on realized gain/loss on forward foreign currency contracts. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of August 31, 2007, there were no forward foreign currency contracts outstanding.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen International Growth
Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen International Growth Fund (one of the Funds constituting the Van Kampen Equity Trust II (the "Fund")) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from November 1, 2005 through August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the three years in the period ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen International Growth Fund of the Van Kampen Equity Trust II at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from November 1, 2005 through August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 16, 2007

VAN KAMPEN INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2007. The Fund intends to pass through foreign tax credits of $1,090,015 and has derived gross income from sources within foreign countries amounting to $11,391,046. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,174,415 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 2005  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2005  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        34, 134, 234, 634, 334
                                                                  IGFANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03994P-Y08/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity Premium Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the fund's benchmark, a blend of 75 percent CBOE BMX Index and 25 percent S&P 500 Index, from 6/26/2006 (the fund's inception date) through 8/31/2007. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                             BLENDED INDEX - 75%
                                         VAN KAMPEN EQUITY                                                     CBOE BMX 25% S&P
                                        PREMIUM INCOME FUND       CBOE BMX INDEX        S&P 500(R) INDEX         500(R) INDEX
                                        -------------------       --------------        ----------------     -------------------
6/06                                           9423.00               10000.00               10000.00               10000.00
                                               9524.00               10162.00               10061.70               10137.00
8/06                                           9660.00               10284.50               10301.10               10288.90
                                               9858.00               10437.90               10566.60               10470.30
                                              10069.00               10563.00               10910.90               10649.70
                                              10192.00               10715.30               11118.40               10815.50
                                              10282.00               10805.50               11274.20               10921.70
                                              10509.00               11011.20               11444.70               11118.90
                                              10366.00               10872.20               11220.90               10959.30
                                              10513.00               10898.20               11346.40               11009.50
                                              10739.00               10975.80               11849.00               11190.30
                                              11087.00               11223.60               12262.50               11477.40
                                              11014.00               11212.10               12058.80               11420.90
                                              10739.00               10975.00               11684.80               11151.20
8/07                                          10753.00               11097.20               11860.00               11286.10

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 6/26/06        since 6/26/06        since 6/26/06      since 6/26/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         12.97%      7.44%    12.05%      8.73%    12.07%     12.07%      13.10%

1-year                  11.31%      4.89%    10.45%      5.45%    10.45%      9.45%      11.44%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and without any distribution (Rule 12b-1) fee and service fee. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPX(SM)) "covered" call option, generally on the third Friday of each month. The

SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written. Indexes are unmanaged and should not be considered investments. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

For the 12-month period ended August 31, 2007, the stock market performed well but sustained significant periods of volatility. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged beginning in August 2006, bolstering investor confidence about the health of the U.S. economy, which in turn contributed to a strong market rally through the end of 2006. In the first few months of 2007, however, sentiment was less upbeat. The housing market began to show significant signs of distress, as problems in the subprime mortgage market (which makes loans to higher risk borrowers) came to light. This news, coupled with volatility in China's stock market, initiated a downdraft in the U.S. and most other world stock markets at the end of February and into March. Although markets recovered during the next few months, bad news about the subprime market continued to accelerate. By June, several hedge funds that invested in subprime-backed securities imploded, and mortgage lenders announced bankruptcies as home foreclosures rose. Conditions worsened in July as a wider credit market crisis began to reveal itself. Illiquidity spelled the end of the cheap borrowing (for both consumers and corporations) that underpinned the market's strong run-up over the past few years. Companies were no longer able to finance leveraged buyouts, one of the most significant drivers of market performance over the past few years.

From its high point in July, the S&P 500(R) Index bottomed on August 17 as the Fed lowered the discount rate (the Federal Reserve's short-term lending rate to banks) and other central banks around the world sought to inject liquidity into the global financial system to help stabilize the stock and bond markets. Investors, however, continued to worry about the full implications of the subprime contagion on the U.S. and global economies. Many observers raised their expectations for recession, factoring in an even weaker dollar, higher oil prices and a still troubled real estate sector. Nonetheless, the S&P 500 Index produced a double-digit gain for the period under review.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Equity Premium Income Fund outperformed the 75% CBOE BXM Index/25% S&P 500(R) Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

------------------------------------------------------------------------
                                              75% CBOE BXM INDEX/
      CLASS A   CLASS B   CLASS C   CLASS I   25% S&P 500(R) INDEX

      11.31%    10.45%    10.45%    11.44%            9.69%
------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund's outperformance relative to the S&P 500 Index was driven, in part, by the technology sector, largely due to holdings in the technology hardware and equipment industry. Investments in the industrials sector also added to relative gains, given investors' preference for cyclical stocks (or those that move in tandem with economic cycles) during the period. Despite easing in the second half of 2006, energy prices moved higher again in 2007, sustaining the strong performance of the Fund's energy holdings.

All of the sectors in the Fund's portfolio contributed positively to performance, with the utility, financials and telecommunications services sectors adding the least. The financials sector had the weakest absolute return among the S&P 500 sectors, dragged down by bank stocks. Although a broad group of financial stocks was hit hard in the third quarter by the liquidity crunch and weakening housing market, banking saw the largest declines and was the only industry group with a negative return during the period under review.

The Fund's options strategy generated a short term capital gain from option premiums but also prevented the Fund from realizing all of the stock market's gains during months when the market was strongly rising (in other words, during most of the 12-month period). As the market rallied, investors exercised their options and the call-writing strategy underperformed, which is typical in periods of rapidly rising stock prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 8/31/07
Exxon Mobil Corp.                                                 2.7%
AT&T, Inc.                                                        2.1
IBM Corp.                                                         2.1
Hewlett-Packard Co.                                               2.0
Altria Group, Inc.                                                1.7
ConocoPhillips                                                    1.7
Cisco Systems, Inc.                                               1.6
Bank of America Corp.                                             1.5
Citigroup, Inc.                                                   1.3
Merck & Co., Inc.                                                 1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
Integrated Oil & Gas                                              6.6%
Pharmaceuticals                                                   5.6
Computer Hardware                                                 4.6
Other Diversified Financial Services                              4.0
Aerospace & Defense                                               4.0
Investment Banking & Brokerage                                    3.9
Communications Equipment                                          3.9
Managed Health Care                                               3.8
Tobacco                                                           3.2
Property & Casualty Insurance                                     2.8
Integrated Telecommunication Services                             2.8
Multi-Line Insurance                                              2.5
Systems Software                                                  2.4
Thrifts & Mortgage Finance                                        2.1
Construction & Farm Machinery & Heavy Trucks                      2.1
Restaurants                                                       1.6
Electric Utilities                                                1.6
Department Stores                                                 1.6
Movies & Entertainment                                            1.5
Biotechnology                                                     1.5
Packaged Foods & Meats                                            1.5
Food Retail                                                       1.4
Railroads                                                         1.3
Semiconductors                                                    1.2
Oil & Gas Equipment & Services                                    1.2
Apparel Retail                                                    1.2
Industrial Conglomerates                                          1.1
Health Care Services                                              1.1
Life & Health Insurance                                           1.1
Diversified Metals & Mining                                       1.1
Agricultural Products                                             1.0
Electronic Equipment Manufacturers                                0.9
Oil & Gas Refining & Marketing                                    0.9
Life Sciences Tools & Services                                    0.9
Health Care Equipment                                             0.9
Drug Retail                                                       0.9
Auto Parts & Equipment                                            0.9
Casinos & Gaming                                                  0.9
Broadcasting & Cable TV                                           0.9
Consumer Finance                                                  0.9
Household Appliances                                              0.8
Oil & Gas Storage & Transportation                                0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
(continued from previous page)
Oil & Gas Drilling                                                0.7
Apparel, Accessories & Luxury Goods                               0.7
Application Software                                              0.6
Aluminum                                                          0.6
Internet Software & Services                                      0.6
Real Estate Management & Development                              0.6
Health Care Distributors                                          0.5
Industrial Machinery                                              0.5
Home Furnishings                                                  0.5
Data Processing & Outsourced Services                             0.5
Footwear                                                          0.5
IT Consulting & Other Services                                    0.5
Specialized Finance                                               0.5
Technology Distributors                                           0.5
Exchange Traded Fund                                              0.5
Steel                                                             0.4
Hotels, Resorts & Cruise Lines                                    0.4
Regional Banks                                                    0.4
Fertilizers & Agricultural Chemicals                              0.4
Personal Products                                                 0.4
Household Products                                                0.4
Human Resource & Employment Services                              0.4
Diversified Chemicals                                             0.3
Diversified Banks                                                 0.3
Electronic Manufacturing Services                                 0.3
Semiconductor Equipment                                           0.3
Independent Power Producers & Energy Traders                      0.3
Airlines                                                          0.3
Electrical Components & Equipment                                 0.2
Oil & Gas Exploration & Production                                0.2
Publishing                                                        0.2
Computer Storage & Peripherals                                    0.2
Distillers & Vintners                                             0.2
Internet Retail                                                   0.1
Specialty Stores                                                  0.1
Building Products                                                 0.1
Trading Companies & Distributors                                  0.0*
Commodity Chemicals                                               0.0*
Computer & Electronics Retail                                     0.0*
Hypermarkets & Super Centers                                      0.0*
Mortgage REIT's                                                   0.0*
                                                                -----
Total Long-Term Investments                                      99.2
Total Repurchase Agreements                                       0.9
                                                                -----
Total Investments                                               100.1
Other Assets in Excess of Liabilities                             1.7
Written Options                                                  (1.8)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A
  Actual......................................    $1,000.00        $1,037.30          $6.42
  Hypothetical................................     1,000.00         1,018.90           6.36
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,033.51          10.25
  Hypothetical................................     1,000.00         1,015.12          10.16
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,032.54          10.25
  Hypothetical................................     1,000.00         1,015.12          10.16
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,038.86           5.14
  Hypothetical................................     1,000.00         1,020.16           5.09
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.00%, 2.00% and 1.00% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  98.7%
AEROSPACE & DEFENSE  4.0%
Boeing Co. .................................................        25,699   $  2,485,093
General Dynamics Corp. .....................................        39,526      3,105,163
Honeywell International, Inc. ..............................        37,920      2,129,208
Lockheed Martin Corp. ......................................        28,353      2,810,917
Northrop Grumman Corp. .....................................        34,638      2,730,860
Raytheon Co. ...............................................        26,048      1,597,784
United Technologies Corp. ..................................        56,845      4,242,342
                                                                             ------------
                                                                               19,101,367
                                                                             ------------
AGRICULTURAL PRODUCTS  1.0%
Archer-Daniels-Midland Co. .................................        72,081      2,429,130
Corn Products International, Inc. ..........................        55,868      2,525,233
                                                                             ------------
                                                                                4,954,363
                                                                             ------------
AIRLINES  0.3%
AMR Corp. (a)...............................................        28,074        688,094
Continental Airlines, Inc., Class B (a).....................        17,668        587,637
                                                                             ------------
                                                                                1,275,731
                                                                             ------------
ALUMINUM  0.6%
Alcan, Inc. (Canada)........................................        22,319      2,198,645
Alcoa, Inc. ................................................        22,277        813,779
                                                                             ------------
                                                                                3,012,424
                                                                             ------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.7%
Polo Ralph Lauren Corp. ....................................        16,202      1,223,899
VF Corp. ...................................................        24,861      1,985,151
                                                                             ------------
                                                                                3,209,050
                                                                             ------------
APPAREL RETAIL  1.2%
Abercrombie & Fitch Co., Class A............................        15,852      1,247,553
American Eagle Outfitters, Inc. ............................        49,840      1,287,367
The Men's Wearhouse, Inc. ..................................        59,359      3,008,314
                                                                             ------------
                                                                                5,543,234
                                                                             ------------
APPLICATION SOFTWARE  0.6%
Citrix Systems, Inc. (a)....................................        45,673      1,660,214
Synopsys, Inc. (a)..........................................        52,235      1,427,060
                                                                             ------------
                                                                                3,087,274
                                                                             ------------
AUTO PARTS & EQUIPMENT  0.9%
Johnson Controls, Inc. .....................................        36,942      4,178,140
                                                                             ------------

BIOTECHNOLOGY  1.5%
Amgen, Inc. (a).............................................        31,497      1,578,315
Genentech, Inc. (a).........................................        16,271      1,217,234
Gilead Sciences, Inc. (a)...................................        54,750      1,991,257
Invitrogen Corp. (a)........................................        31,635      2,464,366
                                                                             ------------
                                                                                7,251,172
                                                                             ------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
BROADCASTING & CABLE TV  0.9%
Citadel Broadcasting Corp. .................................         7,967   $     32,426
Comcast Corp., Class A (a)..................................       158,454      4,134,065
                                                                             ------------
                                                                                4,166,491
                                                                             ------------
BUILDING PRODUCTS  0.1%
USG Corp. (a)...............................................         8,186        316,143
                                                                             ------------

CASINOS & GAMING  0.9%
Harrah's Entertainment, Inc. ...............................        17,947      1,539,314
Penn National Gaming, Inc. (a)..............................        44,764      2,632,123
                                                                             ------------
                                                                                4,171,437
                                                                             ------------
COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................           340          3,427
                                                                             ------------

COMMUNICATIONS EQUIPMENT  3.9%
ADC Telecommunications, Inc. (a)............................        80,448      1,472,198
Cisco Systems, Inc. (a).....................................       237,842      7,591,917
Corning, Inc. ..............................................       201,822      4,716,580
Motorola, Inc. .............................................       206,991      3,508,498
QUALCOMM, Inc. .............................................        32,054      1,278,634
                                                                             ------------
                                                                               18,567,827
                                                                             ------------
COMPUTER & ELECTRONICS RETAIL  0.0%
Best Buy Co., Inc. .........................................             6            264
                                                                             ------------

COMPUTER HARDWARE  4.6%
Apple, Inc. (a).............................................        16,760      2,320,925
Hewlett-Packard Co. ........................................       194,768      9,611,801
IBM Corp. ..................................................        85,757     10,006,984
                                                                             ------------
                                                                               21,939,710
                                                                             ------------
COMPUTER STORAGE & PERIPHERALS  0.2%
Lexmark International, Inc., Class A (a)....................        23,115        861,265
                                                                             ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.1%
AGCO Corp. (a)..............................................        34,150      1,475,280
Caterpillar, Inc. ..........................................        22,417      1,698,536
Deere & Co. ................................................        30,448      4,142,755
Joy Global, Inc. ...........................................        28,772      1,248,417
Manitowoc Co., Inc. ........................................        18,507      1,471,122
                                                                             ------------
                                                                               10,036,110
                                                                             ------------
CONSUMER FINANCE  0.9%
American Express Co. .......................................        30,099      1,764,403
Discover Financial Services (a).............................       100,541      2,326,519
                                                                             ------------
                                                                                4,090,922
                                                                             ------------
DATA PROCESSING & OUTSOURCED SERVICES  0.5%
CheckFree Corp. (a).........................................         4,787        221,303
Fidelity National Information Services, Inc. ...............        45,811      2,171,441
                                                                             ------------
                                                                                2,392,744
                                                                             ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
DEPARTMENT STORES  1.6%
J.C. Penney Co., Inc. ......................................        44,535   $  3,062,227
Macy's, Inc. ...............................................       101,820      3,229,730
Nordstrom, Inc. ............................................        28,492      1,370,465
                                                                             ------------
                                                                                7,662,422
                                                                             ------------
DISTILLERS & VINTNERS  0.2%
MGP Ingredients, Inc. ......................................        52,698        762,013
                                                                             ------------

DIVERSIFIED BANKS  0.3%
Wells Fargo & Co. ..........................................        44,414      1,622,888
                                                                             ------------

DIVERSIFIED CHEMICALS  0.3%
FMC Corp. ..................................................        18,436      1,659,240
                                                                             ------------

DIVERSIFIED METALS & MINING  1.1%
Freeport-McMoRan Copper & Gold, Inc. .......................        14,595      1,275,895
Rio Tinto PLC--ADR (United Kingdom).........................         5,586      1,535,033
Southern Copper Corp. ......................................        22,766      2,396,121
                                                                             ------------
                                                                                5,207,049
                                                                             ------------
DRUG RETAIL  0.9%
CVS Caremark Corp. .........................................       111,316      4,209,971
                                                                             ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.2%
General Cable Corp. (a).....................................        20,741      1,206,711
                                                                             ------------

ELECTRIC UTILITIES  1.6%
Duke Energy Corp. ..........................................        66,065      1,211,632
Exelon Corp. ...............................................        44,764      3,163,472
FirstEnergy Corp. ..........................................        25,908      1,591,787
Pepco Holdings, Inc. .......................................        65,087      1,814,626
                                                                             ------------
                                                                                7,781,517
                                                                             ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.9%
Agilent Technologies, Inc. (a)..............................        58,349      2,123,904
Tektronix, Inc. ............................................        44,833      1,441,381
Vishay Intertechnology, Inc. (a)............................        73,745        975,646
                                                                             ------------
                                                                                4,540,931
                                                                             ------------
ELECTRONIC MANUFACTURING SERVICES  0.3%
Jabil Circuit, Inc. ........................................        70,882      1,573,580
                                                                             ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.4%
Monsanto Co. ...............................................        25,699      1,792,248
                                                                             ------------

FOOD RETAIL  1.4%
Safeway, Inc. ..............................................        66,693      2,116,169
SUPERVALU, Inc. ............................................        80,588      3,396,784
Whole Foods Market, Inc. ...................................        21,998        973,632
                                                                             ------------
                                                                                6,486,585
                                                                             ------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
FOOTWEAR  0.5%
NIKE, Inc., Class B.........................................        42,460   $  2,392,196
                                                                             ------------

HEALTH CARE DISTRIBUTORS  0.5%
McKesson Corp. .............................................        43,925      2,512,949
                                                                             ------------

HEALTH CARE EQUIPMENT  0.9%
Advanced Medical Optics, Inc. (a)...........................        61,665      1,772,252
Kinetic Concepts, Inc. (a)..................................        40,993      2,464,089
                                                                             ------------
                                                                                4,236,341
                                                                             ------------
HEALTH CARE SERVICES  1.1%
Express Scripts, Inc. (a)...................................        34,778      1,904,096
Quest Diagnostics, Inc. ....................................        64,667      3,540,518
                                                                             ------------
                                                                                5,444,614
                                                                             ------------
HOME FURNISHINGS  0.5%
Tempur-Pedic International, Inc. ...........................        83,731      2,419,826
                                                                             ------------

HOTELS, RESORTS & CRUISE LINES  0.4%
Marriott International, Inc., Class A.......................             1             44
Wyndham Worldwide Corp. ....................................        62,292      1,987,115
                                                                             ------------
                                                                                1,987,159
                                                                             ------------
HOUSEHOLD APPLIANCES  0.8%
Stanley Works...............................................        36,942      2,096,089
Whirlpool Corp. ............................................        20,461      1,972,645
                                                                             ------------
                                                                                4,068,734
                                                                             ------------
HOUSEHOLD PRODUCTS  0.4%
Energizer Holdings, Inc. (a)................................        16,621      1,760,663
                                                                             ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.4%
Manpower, Inc. .............................................        24,442      1,717,295
                                                                             ------------

HYPERMARKETS & SUPER CENTERS  0.0%
Wal-Mart Stores, Inc. ......................................             5            218
                                                                             ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.3%
AES Corp. (a)...............................................        71,161      1,288,726
                                                                             ------------

INDUSTRIAL CONGLOMERATES  1.1%
General Electric Co. .......................................       141,694      5,507,646
                                                                             ------------

INDUSTRIAL MACHINERY  0.5%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)..................        47,488      2,466,052
                                                                             ------------

INTEGRATED OIL & GAS  6.6%
Chevron Corp. ..............................................        63,410      5,564,862
ConocoPhillips..............................................        99,723      8,166,316
Exxon Mobil Corp. (b).......................................       149,585     12,823,922

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED OIL & GAS (CONTINUED)
Hess Corp. .................................................        24,791   $  1,521,424
Marathon Oil Corp. .........................................        67,880      3,658,053
Royal Dutch Shell PLC--ADR (United Kingdom).................           645         49,891
                                                                             ------------
                                                                               31,784,468
                                                                             ------------
INTEGRATED TELECOMMUNICATION SERVICES  2.8%
AT&T, Inc. .................................................       257,550     10,268,519
Verizon Communications, Inc. ...............................        77,865      3,260,986
                                                                             ------------
                                                                               13,529,505
                                                                             ------------
INTERNET RETAIL  0.1%
Expedia, Inc. (a)...........................................        13,929        415,781
                                                                             ------------

INTERNET SOFTWARE & SERVICES  0.6%
eBay, Inc. (a)..............................................        80,380      2,740,958
                                                                             ------------

INVESTMENT BANKING & BROKERAGE  3.9%
Bear Stearns Cos., Inc. ....................................         4,780        519,395
E*TRADE Financial Corp. (a).................................       133,731      2,083,529
Goldman Sachs Group, Inc. ..................................        35,127      6,182,703
Lehman Brothers Holdings, Inc. .............................       103,983      5,701,388
Merrill Lynch & Co., Inc. ..................................        59,779      4,405,712
                                                                             ------------
                                                                               18,892,727
                                                                             ------------
IT CONSULTING & OTHER SERVICES  0.5%
Accenture Ltd., Class A (Bermuda)...........................        57,963      2,388,655
                                                                             ------------

LIFE & HEALTH INSURANCE 1.1%
MetLife, Inc. ..............................................        50,142      3,211,595
Prudential Financial, Inc. .................................        23,395      2,100,403
                                                                             ------------
                                                                                5,311,998
                                                                             ------------
LIFE SCIENCES TOOLS & SERVICES  0.9%
Thermo Fisher Scientific, Inc. (a)..........................        79,402      4,305,970
                                                                             ------------

MANAGED HEALTH CARE  3.8%
Aetna, Inc. ................................................        30,308      1,542,980
CIGNA Corp. ................................................        42,320      2,187,098
Health Net, Inc. (a)........................................        45,463      2,490,918
Humana, Inc. (a)............................................        49,931      3,200,078
UnitedHealth Group, Inc. ...................................        93,250      4,663,432
WellPoint, Inc. (a).........................................        50,699      4,085,832
                                                                             ------------
                                                                               18,170,338
                                                                             ------------
MORTGAGE REIT'S  0.0%
New Century Financial Corp. (a).............................           397             36
                                                                             ------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  1.5%
News Corp., Class A.........................................       103,147   $  2,086,664
Time Warner, Inc. ..........................................        96,791      1,837,093
Walt Disney Co. ............................................       103,913      3,491,477
                                                                             ------------
                                                                                7,415,234
                                                                             ------------
MULTI-LINE INSURANCE  2.5%
American Financial Group, Inc. .............................        55,519      1,565,636
American International Group, Inc. .........................        54,680      3,608,880
Hartford Financial Services Group, Inc. ....................        43,647      3,880,655
Loews Corp. ................................................        63,060      2,964,450
                                                                             ------------
                                                                               12,019,621
                                                                             ------------
OIL & GAS DRILLING  0.7%
Transocean, Inc. (Cayman Islands) (a).......................        33,032      3,471,333
                                                                             ------------

OIL & GAS EQUIPMENT & SERVICES  1.2%
Halliburton Co. ............................................        30,168      1,043,511
National Oilwell Varco, Inc. (a)............................        19,833      2,538,624
Superior Energy Services, Inc. (a)..........................        56,636      2,198,610
                                                                             ------------
                                                                                5,780,745
                                                                             ------------
OIL & GAS EXPLORATION & PRODUCTION  0.2%
Anadarko Petroleum Corp. ...................................        23,883      1,169,789
                                                                             ------------

OIL & GAS REFINING & MARKETING  0.9%
Valero Energy Corp. ........................................        63,340      4,339,423
                                                                             ------------

OIL & GAS STORAGE & TRANSPORTATION  0.8%
Overseas Shipholding Group, Inc. ...........................        40,225      2,872,065
Spectra Energy Corp. .......................................        33,031        767,971
                                                                             ------------
                                                                                3,640,036
                                                                             ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  4.0%
Bank of America Corp. ......................................       141,323      7,162,250
Citigroup, Inc. ............................................       134,710      6,315,205
JPMorgan Chase & Co. .......................................       130,591      5,813,911
                                                                             ------------
                                                                               19,291,366
                                                                             ------------
PACKAGED FOODS & MEATS  1.5%
General Mills, Inc. ........................................        45,071      2,518,568
Kraft Foods, Inc., Class A..................................        64,317      2,062,003
Tyson Foods, Inc., Class A..................................       115,159      2,481,676
                                                                             ------------
                                                                                7,062,247
                                                                             ------------
PERSONAL PRODUCTS  0.4%
Alberto-Culver Co. .........................................        76,609      1,775,031
                                                                             ------------

PHARMACEUTICALS  5.6%
Bristol-Myers Squibb Co. ...................................       122,838      3,580,728
Johnson & Johnson...........................................        84,569      5,225,519
Merck & Co., Inc. ..........................................       125,353      6,288,960
Mylan Laboratories, Inc. ...................................           453          6,840

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc. ...............................................       113,537   $  2,820,259
Schering-Plough Corp. ......................................       116,065      3,484,271
Teva Pharmaceutical Industries Ltd.--ADR (Israel)...........        53,981      2,321,183
Wyeth.......................................................        68,984      3,193,959
                                                                             ------------
                                                                               26,921,719
                                                                             ------------
PROPERTY & CASUALTY INSURANCE  2.8%
Allstate Corp. .............................................        38,968      2,133,498
Ambac Financial Group, Inc. ................................        33,312      2,092,660
Chubb Corp. ................................................        49,583      2,535,179
CNA Financial Corp.--GDR....................................        79,960      3,355,121
Commerce Group, Inc. .......................................         7,614        242,734
Philadelphia Consolidated Holding Corp. (a).................        40,852      1,634,897
Travelers Cos., Inc. .......................................        30,905      1,561,939
                                                                             ------------
                                                                               13,556,028
                                                                             ------------
PUBLISHING  0.2%
Meredith Corp. .............................................        19,693      1,100,839
                                                                             ------------

RAILROADS  1.3%
Burlington Northern Santa Fe Corp. .........................        42,599      3,456,909
CSX Corp. ..................................................        68,228      2,797,348
                                                                             ------------
                                                                                6,254,257
                                                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  0.6%
Jones Lang LaSalle, Inc. ...................................        23,744      2,651,730
                                                                             ------------

REGIONAL BANKS  0.4%
National City Corp. ........................................        69,777      1,877,699
                                                                             ------------

RESTAURANTS  1.6%
McDonald's Corp. ...........................................       109,500      5,392,875
Panera Bread Co., Class A (a)...............................         9,447        413,212
Starbucks Corp. (a).........................................        24,063        662,936
Yum! Brands, Inc. ..........................................        43,157      1,412,097
                                                                             ------------
                                                                                7,881,120
                                                                             ------------
SEMICONDUCTOR EQUIPMENT  0.3%
Applied Materials, Inc. ....................................        72,000      1,537,920
                                                                             ------------

SEMICONDUCTORS  1.2%
Broadcom Corp., Class A (a).................................         2,704         93,288
Intel Corp. ................................................       111,527      2,871,820
Micron Technology, Inc. (a).................................        29,825        341,496
Texas Instruments, Inc. ....................................        73,397      2,513,114
                                                                             ------------
                                                                                5,819,718
                                                                             ------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
SPECIALIZED FINANCE  0.5%
CIT Group, Inc. ............................................        27,724   $  1,041,591
CME Group, Inc. ............................................             2          1,109
Nasdaq Stock Market, Inc. (a)...............................        40,085      1,309,176
                                                                             ------------
                                                                                2,351,876
                                                                             ------------
SPECIALTY STORES  0.1%
Office Depot, Inc. (a)......................................         5,083        124,279
Staples, Inc. ..............................................        11,630        276,213
                                                                             ------------
                                                                                  400,492
                                                                             ------------
STEEL  0.4%
United States Steel Corp. ..................................        21,090      1,992,583
                                                                             ------------

SYSTEMS SOFTWARE  2.4%
McAfee, Inc. (a)............................................        66,203      2,366,757
Microsoft Corp. ............................................       189,810      5,453,241
Oracle Corp. (a)............................................       176,610      3,581,651
                                                                             ------------
                                                                               11,401,649
                                                                             ------------
TECHNOLOGY DISTRIBUTORS  0.5%
Arrow Electronics, Inc. (a).................................        55,519      2,329,577
                                                                             ------------

THRIFTS & MORTGAGE FINANCE  2.1%
Countrywide Financial Corp. ................................        81,741      1,622,559
Federal National Mortgage Association.......................        49,024      3,216,465
IndyMac Bancorp, Inc. ......................................         6,976        168,819
MGIC Investment Corp. ......................................        61,105      1,842,927
Radian Group, Inc. .........................................       122,768      2,165,627
Washington Mutual, Inc. ....................................        31,844      1,169,312
                                                                             ------------
                                                                               10,185,709
                                                                             ------------
TOBACCO  3.2%
Altria Group, Inc. .........................................       118,719      8,240,286
Loews Corp.--Carolina Group.................................        75,072      5,714,480
Reynolds American, Inc. ....................................        19,623      1,297,473
                                                                             ------------
                                                                               15,252,239
                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS  0.0%
WESCO International, Inc. (a)...............................         3,268        155,524
                                                                             ------------

TOTAL COMMON STOCKS  98.7%................................................    473,642,609
                                                                             ------------

EXCHANGE TRADED FUND  0.5%
Semiconductor HOLDRs Trust..................................        58,150      2,203,303
                                                                             ------------

TOTAL LONG-TERM INVESTMENTS (C)  99.2%
  (Cost $481,988,464).....................................................    475,845,912
                                                                             ------------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

DESCRIPTION                                                                     VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.9%
Banc of America Securities ($1,493,350 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.30%,
  dated 08/31/07, to be sold on 09/04/07 at $1,494,230)...................   $  1,493,350
Citigroup Global Markets, Inc. ($1,327,422 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.25%,
  dated 08/31/07, to be sold on 09/04/07 at $1,328,197)...................      1,327,422
State Street Bank & Trust Co. ($1,612,228 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.83%,
  dated 08/31/07, to be sold on 09/04/07 at $1,613,093)...................      1,612,228
                                                                             ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,433,000).......................................................      4,433,000
                                                                             ------------

TOTAL INVESTMENTS 100.1%
  (Cost $486,421,464).....................................................    480,278,912
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%...............................      8,208,078
WRITTEN OPTIONS  (1.8%)...................................................     (8,725,266)
                                                                             ------------

NET ASSETS  100.0%........................................................   $479,761,724
                                                                             ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) The Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, September 2007 (Current Notional
  Value of $73,835 per contract)............................     79           $47,285
                                                                 ==           =======

WRITTEN OPTIONS OUTSTANDING AS OF AUGUST 31, 2007:

                               EXERCISE     EXPIRATION    NUMBER OF
NAME OF ISSUER                   PRICE         DATE       CONTRACTS      PREMIUM         VALUE
Call--Basket--Alcan, Inc.,
  Duke Energy Corp., Exelon
  Corp., MGIC Investment
  Corp., Southern Copper
  Corp., and Wells Fargo &
  Co. (OTC)..................  $ 103.000     09/25/07      122,466     $  (300,042)   $  (192,076)
Call--Basket--AGCO Corp.,
  Altria Group, Inc., CVS
  Caremark Corp., Harrah's
  Entertainment, Inc.,
  Humana, Inc.,
  Ingersoll-Rand Co. Ltd.,
  Class A, Semiconductor
  HOLDRs Trust, Tempur-Pedic
  International, Inc., and
  Whirlpool Corp. (OTC)......    101.700     09/25/07      272,522        (327,026)      (497,107)
Call--Basket--Comcast Corp.,
  Class A, General Dynamics
  Corp., Gilead Sciences,
  Inc., Invitrogen Corp.,
  Manpower, Inc., McDonald's
  Corp., Northrop Grumman
  Corp., Penn National
  Gaming, Inc., and Walt
  Disney Co. (OTC)...........    101.500     09/25/07      271,420        (358,274)      (603,964)
Call--Basket--Accenture Ltd.,
  Corn Products
  International, Inc., eBay,
  Inc., General Mills, Inc.,
  McAfee, Inc., SUPERVALU,
  Inc., Texas Instruments,
  Inc., Tyson Foods, Inc.,
  and Verizon Communications,
  Inc. (OTC).................    101.800     09/25/07      237,495        (351,493)      (549,563)
Call--Basket--Chubb Corp.,
  Cisco Systems, Inc., CSX
  Corp., Marathon Oil Corp.,
  Merrill Lynch & Co., Inc.,
  MetLife, Inc., Microsoft
  Corp., Transocean, Inc.,
  and Valero Energy Corp.
  (OTC)......................    102.600     09/25/07      365,458        (456,822)      (866,501)

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                               EXERCISE     EXPIRATION    NUMBER OF
NAME OF ISSUER                   PRICE         DATE       CONTRACTS      PREMIUM         VALUE
Call--Basket--AT&T, Inc.,
  Deere & Co., Energizer
  Holdings, Inc., Express
  Scripts, Inc., General
  Electric Co., Goldman Sachs
  Group, Inc., IBM Corp.,
  JPMorgan Chase & Co., and
  United Technologies Corp.
  (OTC)......................  $ 102.100     09/25/07      486,691     $  (622,964)   $(1,211,569)
Call--Basket--Bristol-Myers
  Squibb Co., Johnson &
  Johnson, Kinetic Concepts,
  Inc., Merck & Co., Inc.,
  Quest Diagnostics, Inc.,
  Schering-Plough Corp.,
  Thermo Fisher Scientific,
  Inc., UnitedHealth Group,
  Inc., and WellPoint, Inc.
  (OTC)......................    101.400     09/25/07      368,349        (386,766)      (856,176)
Call--Basket--Federal
  National Mortgage
  Association, Intel Corp.,
  J.C. Penney Co., Inc.,
  Jones Lang LaSalle, Inc.,
  National Oilwell Varco,
  Inc., Oracle Corp.,
  Overseas Shipholding Group,
  Inc., and Superior Energy
  Services, Inc. (OTC).......    102.800     09/25/07      266,126        (404,512)      (919,465)
Call--Basket--Arrow
  Electronics, Inc., FMC
  Corp., Jabil Circuit, Inc.,
  Monsanto Co., and Safeway,
  Inc. (OTC).................    102.300     09/25/07       92,967        (121,787)      (192,860)
Call--Basket--Apple Computer,
  Inc., Bank of America
  Corp., Fidelity National
  Information Services, Inc.,
  Hartford Financial Services
  Group, Inc.,
  Hewlett-Packard Co.,
  Johnson Controls, Inc.,
  Macy's, Inc., The Men's
  Wearhouse, Inc., and
  Motorola, Inc. (OTC).......    101.600     09/25/07      379,270        (853,358)    (1,413,463)
Call--Basket--Chevron Corp.,
  Citigroup, Inc., CNA
  Financial Corp.,
  ConocoPhillips, Exxon Mobil
  Corp., Health Net, Inc.,
  Lehman Brothers Holdings,
  Inc., McKesson Corp., and
  Pfizer, Inc. (OTC).........    102.600     09/25/07      487,158        (686,893)    (1,136,832)

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                               EXERCISE     EXPIRATION    NUMBER OF
NAME OF ISSUER                   PRICE         DATE       CONTRACTS      PREMIUM         VALUE
Call--S&P 500 Index September
  2007.......................  $1,470.000    09/22/07           89     $  (280,083)   $  (285,690)
                                                          ---------    -----------    -----------
                                                          3,350,011    $(5,150,020)   $(8,725,266)
                                                          =========    ===========    ===========

OTC--Over the Counter

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $486,421,464).......................  $480,278,912
Cash........................................................           621
Receivables:
  Fund Shares Sold..........................................     5,588,398
  Options Written...........................................     4,569,895
  Dividends.................................................       669,381
  Variation Margin on Futures...............................        59,645
  Interest..................................................           630
Other.......................................................        12,460
                                                              ------------
    Total Assets............................................   491,179,942
                                                              ------------
LIABILITIES:
Payables:
  Options Written, at value (premiums received of
    $5,150,020).............................................     8,725,266
  Fund Shares Repurchased...................................     1,348,716
  Income and Capital Gains Distributions....................       655,525
  Investment Advisory Fee...................................       292,384
  Distributor and Affiliates................................       268,308
Trustees' Deferred Compensation and Retirement Plans........        16,877
Accrued Expenses............................................       111,142
                                                              ------------
    Total Liabilities.......................................    11,418,218
                                                              ------------
NET ASSETS..................................................  $479,761,724
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.001 per share with an unlimited
  number of shares authorized)..............................  $485,158,198
Accumulated Net Realized Gain...............................     4,090,016
Accumulated Undistributed Net Investment Income.............       184,023
Net Unrealized Depreciation.................................    (9,670,513)
                                                              ------------
NET ASSETS..................................................  $479,761,724
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $290,658,267 and 27,149,205 shares of
    beneficial interest issued and outstanding).............  $      10.71
    Maximum sales charge (5.75%* of offering price).........          0.65
                                                              ------------
    Maximum offering price to public........................  $      11.36
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,789,884 and 2,986,782 shares of
    beneficial interest issued and outstanding).............  $      10.64
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $154,626,749 and 14,525,934 shares of
    beneficial interest issued and outstanding).............  $      10.64
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,686,824 and 250,884 shares of
    beneficial interest issued and outstanding).............  $      10.71
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,991)......  $  3,596,783
Interest....................................................       411,038
                                                              ------------
  Total Income..............................................     4,007,821
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,709,931
Distribution (12b-1) and Service Fees
  Class A...................................................       364,400
  Class B...................................................       171,575
  Class C...................................................       793,780
Transfer Agent Fees.........................................       191,636
Offering Costs..............................................       146,897
Registration Fees...........................................       122,072
Custody.....................................................       115,744
Accounting and Administrative Expenses......................        82,444
Professional Fees...........................................        77,446
Reports to Shareholders.....................................        51,850
Trustees' Fees and Related Expenses.........................        24,451
Other.......................................................        21,731
                                                              ------------
    Total Expenses..........................................     3,873,957
    Investment Advisory Fee Reduction.......................        91,136
    Less Credits Earned on Cash Balances....................        34,734
                                                              ------------
    Net Expenses............................................     3,748,087
                                                              ------------
NET INVESTMENT INCOME.......................................  $    259,734
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 17,980,345
  Options...................................................     2,905,690
  Futures...................................................       605,493
                                                              ------------
Net Realized Gain...........................................    21,491,528
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       623,206
                                                              ------------
  End of the Period:
    Investments.............................................    (6,142,552)
    Options.................................................    (3,575,246)
    Futures.................................................        47,285
                                                              ------------
                                                                (9,670,513)
                                                              ------------
NET UNREALIZED DEPRECIATION DURING THE PERIOD...............   (10,293,719)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 11,197,809
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 11,457,543
                                                              ============

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                             FOR THE PERIOD
                                                                             JUNE 26, 2006
                                                              FOR THE       (COMMENCEMENT OF
                                                            YEAR ENDED       OPERATIONS) TO
                                                          AUGUST 31, 2007   AUGUST 31, 2006
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................   $    259,734       $    42,914
Net Realized Gain.......................................     21,491,528           284,990
Net Unrealized Appreciation/Depreciation During the
  Period................................................    (10,293,719)          623,206
                                                           ------------       -----------
Change in Net Assets from Operations....................     11,457,543           951,110
                                                           ------------       -----------

Distributions from Net Investment Income:
  Class A Shares........................................       (337,718)          (32,368)
  Class B Shares........................................           (589)           (2,050)
  Class C Shares........................................         (4,344)           (6,351)
  Class I Shares........................................         (6,493)           (3,825)
                                                           ------------       -----------
                                                               (349,144)          (44,594)
                                                           ------------       -----------

Distributions from Net Realized Gain:
  Class A Shares........................................    (10,383,987)         (151,222)
  Class B Shares........................................     (1,216,366)          (32,242)
  Class C Shares........................................     (5,691,670)          (66,358)
  Class I Shares........................................       (126,416)          (18,348)
                                                           ------------       -----------
                                                            (17,418,439)         (268,170)
                                                           ------------       -----------
Total Distributions.....................................    (17,767,583)         (312,764)
                                                           ------------       -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (6,310,040)          638,346
                                                           ------------       -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................    479,389,413        51,772,204
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................     13,087,499           256,547
Cost of Shares Repurchased..............................    (58,815,293)         (256,952)
                                                           ------------       -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......    433,661,619        51,771,799
                                                           ------------       -----------
TOTAL INCREASE IN NET ASSETS............................    427,351,579        52,410,145
NET ASSETS:
Beginning of the Period.................................     52,410,145               -0-
                                                           ------------       -----------
End of the Period (Including accumulated undistributed
  net investment income of $184,023 and $120,444,
  respectively).........................................   $479,761,724       $52,410,145
                                                           ============       ===========

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
CLASS A SHARES                                                                   (COMMENCEMENT
                                                              YEAR ENDED       OF OPERATIONS) TO
                                                            AUGUST 31, 2007     AUGUST 31, 2006
                                                            ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $10.29              $10.00
                                                                ------              ------
  Net Investment Income (a)................................       0.04                0.01
  Net Realized and Unrealized Gain.........................       1.11                0.36
                                                                ------              ------
Total from Investment Operations...........................       1.15                0.37
                                                                ------              ------
Less:
  Distributions from Net Investment Income.................       0.03                0.01
  Distributions from Net Realized Gain.....................       0.70                0.07
                                                                ------              ------
Total Distributions........................................       0.73                0.08
                                                                ------              ------
NET ASSET VALUE, END OF THE PERIOD.........................     $10.71              $10.29
                                                                ======              ======

Total Return* (b)..........................................     11.31%               3.75%**
Net Assets at End of the Period (In millions)..............     $290.7              $ 31.2
Ratio of Expenses to Average Net Assets* (c)...............      1.25%               1.24%
Ratio of Net Investment Income to Average Net Assets*......      0.40%               1.32%
Portfolio Turnover.........................................        73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............      1.29%               4.35%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................      0.36%              (1.79%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND


FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
CLASS B SHARES                                                                   (COMMENCEMENT
                                                              YEAR ENDED       OF OPERATIONS) TO
                                                            AUGUST 31, 2007     AUGUST 31, 2006
                                                            ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $10.28              $10.00
                                                                ------              ------
  Net Investment Income/Loss (a)...........................      (0.04)               0.01
  Net Realized and Unrealized Gain.........................       1.10                0.34
                                                                ------              ------
Total from Investment Operations...........................       1.06                0.35
                                                                ------              ------
Less:
  Distributions from Net Investment Income.................       0.00(b)             0.00(b)
  Distributions from Net Realized Gain.....................       0.70                0.07
                                                                ------              ------
Total Distributions........................................       0.70                0.07
                                                                ------              ------
NET ASSET VALUE, END OF THE PERIOD.........................     $10.64              $10.28
                                                                ======              ======

Total Return* (c)..........................................     10.45%               3.56%**
Net Assets at End of the Period (In millions)..............     $ 31.8              $  5.5
Ratio of Expenses to Average Net Assets* (d)...............      2.00%               1.99%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................     (0.35%)              0.37%
Portfolio Turnover.........................................        73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (d).............      2.04%               5.10%
   Ratio of Net Investment Loss to Average Net Assets......    (0.39%)             (2.74%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31,2007.

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY PREMIUM INCOME FUND


FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
CLASS C SHARES                                                                   (COMMENCEMENT
                                                              YEAR ENDED       OF OPERATIONS) TO
                                                            AUGUST 31, 2007     AUGUST 31, 2006
                                                            ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $10.28              $10.00
                                                                ------              ------
  Net Investment Income/Loss (a)...........................      (0.04)               0.01
  Net Realized and Unrealized Gain.........................       1.10                0.35
                                                                ------              ------
Total from Investment Operations...........................       1.06                0.36
                                                                ------              ------
Less:
  Distributions from Net Investment Income.................       0.00(b)             0.01
  Distributions from Net Realized Gain.....................       0.70                0.07
                                                                ------              ------
Total Distributions........................................       0.70                0.08
                                                                ------              ------
NET ASSET VALUE, END OF THE PERIOD.........................     $10.64              $10.28
                                                                ======              ======

Total Return* (c)..........................................     10.45%               3.57%**
Net Assets at End of the Period (In millions)..............     $154.6              $ 13.0
Ratio of Expenses to Average Net Assets* (d)...............      2.00%               1.99%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................     (0.35%)              0.46%
Portfolio Turnover.........................................        73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (d).............      2.04%               5.10%
   Ratio of Net Investment Loss to Average Net Assets......     (0.39%)             (2.65%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do include combines Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND


FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 JUNE 26, 2006
CLASS I SHARES                                                                   (COMMENCEMENT
                                                              YEAR ENDED       OF OPERATIONS) TO
                                                            AUGUST 31, 2007     AUGUST 31, 2006
                                                            ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $10.29              $10.00
                                                                ------              ------
  Net Investment Income (a)................................       0.07                0.02
  Net Realized and Unrealized Gain.........................       1.09                0.35
                                                                ------              ------
Total from Investment Operations...........................       1.16                0.37
                                                                ------              ------
Less:
  Distributions from Net Investment Income.................       0.04                0.01
  Distributions from Net Realized Gain.....................       0.70                0.07
                                                                ------              ------
Total Distributions........................................       0.74                0.08
                                                                ------              ------
NET ASSET VALUE, END OF THE PERIOD.........................     $10.71              $10.29
                                                                ======              ======

Total Return* (b)..........................................     11.44%               3.77%**
Net Assets at End of the Period (In millions)..............     $  2.7              $  2.7
Ratio of Expenses to Average Net Assets* (c)...............      1.00%               0.99%
Ratio of Net Investment Income to Average Net Assets*......      0.65%               1.33%
Portfolio Turnover.........................................        73%                 26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............      1.04%               4.10%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................      0.61%              (1.78%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended August 31, 2007.

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Equity Premium Income Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek current income and long-term capital appreciation. The Fund invests primarily in a portfolio of equity securities of U.S. issuers and utilizes an option writing strategy to enhance current distributions. The Fund commenced operations on June 26, 2006. The Fund offers Class A shares, Class B shares, Class C shares, and Class I shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Purchased options are valued at the last sale price while written options are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

expenses of the Fund are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $486,487,321
                                                                ============
Gross tax unrealized appreciation...........................    $ 22,796,943
Gross tax unrealized depreciation...........................     (29,005,352)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (6,208,409)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, short-term capital gains, including a portion of premiums received from written options. Realized short-term gains are considered ordinary income for tax purposes. Net realized long-term capital gains, if any, are distributed at least annually.

    The tax character of distributions paid during the fiscal period ended August 31, 2007 and 2006 were as follows:

                                                                 2007          2006
Distribution paid from:
  Ordinary income...........................................  $17,154,915    $269,907

    Permanent differences, primarily due to non-deductible expenses resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

                     ACCUMULATED
                    UNDISTRIBUTED         ACCUMULATED NET
                NET INVESTMENT INCOME      REALIZED GAIN      CAPITAL
               ------------------------   ---------------    ---------
                    $152,989                  $107          $(153,096)

    As of August 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $5,055,426

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures and options transactions on August 31, 2007.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

G. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $34,734 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    For the year ended August 31, 2007, the Adviser waived approximately $91,100 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.24% of Class A average net assets, 1.99% of Class B average net assets, 1.99% of Class C average net assets and .99% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after August 31, 2007.

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $2,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $67,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $177,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $6,261 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $643,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $50,500. Sales charges do not represent expenses of the Fund.

    At August 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 9,300 shares of Class B and 9,300 shares of Class I.

3. CAPITAL TRANSACTIONS

For the year ended August 31, 2007 and the period ended August 31, 2006, transactions were as follows:

                                                FOR THE                      FOR THE
                                               YEAR ENDED                  PERIOD ENDED
                                            AUGUST 31, 2007              AUGUST 31, 2006
                                       --------------------------    ------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A............................  27,131,672    $295,840,335    3,030,893    $30,879,134
  Class B............................   2,756,442      29,920,708      532,719      5,376,096
  Class C............................  13,920,082     151,153,614    1,271,517     12,911,974
  Class I............................     229,254       2,474,756      260,186      2,605,000
                                       ----------    ------------    ---------    -----------
Total Sales..........................  44,037,450    $479,389,413    5,095,315    $51,772,204
                                       ==========    ============    =========    ===========
Dividend Reinvestment:
  Class A............................     787,815    $  8,557,230       14,904    $   152,976
  Class B............................      76,012         821,444        2,736         28,016
  Class C............................     337,126       3,648,230        5,256         53,842
  Class I............................       5,656          60,595        2,120         21,713
                                       ----------    ------------    ---------    -----------
Total Dividend Reinvestment..........   1,206,609    $ 13,087,499       25,016    $   256,547
                                       ==========    ============    =========    ===========
Repurchases:
  Class A............................  (3,801,099)   $(41,270,485)     (14,980)   $  (153,558)
  Class B............................    (381,114)     (4,120,224)         (13)          (130)
  Class C............................    (997,946)    (10,756,827)     (10,101)      (103,264)
  Class I............................    (246,332)     (2,667,757)         -0-            -0-
                                       ----------    ------------    ---------    -----------
Total Repurchases....................  (5,426,491)   $(58,815,293)     (25,094)   $  (256,952)
                                       ==========    ============    =========    ===========

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $3,700 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $589,953,476 and $173,000,329 respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, including to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on stock indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended August 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2006..............................       42
Futures Opened..............................................    5,459
Futures Closed..............................................   (5,422)
                                                               ------
Outstanding at August 31, 2007..............................       79
                                                               ======

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

B. OPTION CONTRACTS The Fund may write call and put options on stock indices, futures, securities, or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, securities or currency transactions to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                           NUMBER OF             PREMIUM
                                                           CONTRACTS             RECEIVED
Options outstanding at August 31, 2006..............              297          $    332,639
Options written.....................................       23,663,452            25,777,426
Options terminated in closing purchase
  transactions......................................             (322)             (354,384)
Options exercised...................................       (5,553,583)           (7,041,320)
Options expired.....................................      (14,759,833)          (13,564,341)
                                                          -----------          ------------
Options outstanding at August 31, 2007..............        3,350,011          $  5,150,020
                                                          ===========          ============

7. DISTRIBUTIONS AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $946,600 and $770,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

9. ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity Premium Income
Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Equity Premium Income Fund (one of the Funds constituting the Van Kampen Equity Trust II (the "Fund")) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from June 26, 2006 (commencement of operations) through August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity Premium Income Fund of the Van Kampen Equity Trust II at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from June 26, 2006 (commencement of operations) through August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 16, 2007

VAN KAMPEN EQUITY PREMIUM INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2007. For corporate shareholders 15% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $3,600,775 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 2006  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2006  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            110, 210, 310, 610
                                                                  EPIANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-04083P-Y08/07

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006 and June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. All three editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                             REGISTRANT   COVERED ENTITIES(1)
                             ----------   -------------------
AUDIT FEES................   $155,800        N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES.....   $      0        $  781,800(2)
   TAX FEES...............   $ 15,450(3)     $   63,070(4)
   ALL OTHER FEES.........   $      0        $  157,910(5)
TOTAL NON-AUDIT FEES......   $ 15,450        $1,002,780
TOTAL.....................   $171,250        $1,002,780

2006

                             REGISTRANT   COVERED ENTITIES(1)
                             ----------   -------------------
AUDIT FEES................   $153,800        N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES.....   $      0        $  706,000(2)
   TAX FEES...............   $ 13,800(3)     $   75,537(4)
   ALL OTHER FEES.........   $      0        $  749,041(5)
TOTAL NON-AUDIT FEES......   $ 13,800        $1,530,578
TOTAL.....................   $167,600        $1,530,578

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II


By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    ------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007